UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09223

Pioneer Strategic Income Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Strategic
Income Fund

NQ | June 30, 2018

Ticker Symbols: Class A PSRAX Class C PSRCX Class K STRKX Class R STIRX Class Y STRYX

	Shares		Value
		UNAFFILIATED ISSUERS - 98.6%
		COMMON STOCKS - 0.0%† of Net Assets
		CAPITAL GOODS - 0.0%†
		Industrial Machinery - 0.0%†
	185,819^(a)	Liberty Tire Recycling LLC	$1,858
		Total Capital Goods	$1,858
		CONSUMER DURABLES & APPAREL - 0.0%†
		Homebuilding - 0.0%†
	1,018,282(a)	Desarrolladora Homex SAB de CV	$5,687
		Total Consumer Durables & Apparel	$5,687
		ENERGY - 0.0%†
		Coal & Consumable Fuels - 0.0%†
	1,880,020(a)	ANR, Inc.	$24,816
	17(a)	Contura Energy, Inc.	1,236
			$26,052
		Oil & Gas Exploration & Production - 0.0%†
	9,565,478^(a)	Ascent CNR Corp.	$2,056,578
	39,368(a)	Frontera Energy Corp.	571,820
	301(a)	SilverBow Resources, Inc.	8,693
			$2,637,091
		Total Energy	$2,663,143
		MATERIALS - 0.0%†
		Forest Products - 0.0%†
	162,828(a)	Emerald Plantation Holdings, Ltd.	$8,956
		Total Materials	$8,956
		RETAILING - 0.0%†
		Computer & Electronics Retail - 0.0%†
	111,548^(a)	Targus Cayman SubCo., Ltd.	$219,750
		Total Retailing	$219,750
		TOTAL COMMON STOCKS
		(Cost $5,050,158)	$2,899,394
		CONVERTIBLE PREFERRED STOCKS - 1.2% of Net Assets
		BANKS - 1.2%
		Diversified Banks - 1.2%
	23,644(b)	Bank of America Corp., 7.25%	$29,566,822
	28,645(b)	Wells Fargo & Co., 7.5%	36,077,232
		Total Banks	$65,644,054
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $60,916,861)	$65,644,054
		PREFERRED STOCK - 0.1% of Net Assets
		REAL ESTATE - 0.1%
		Diversified REIT - 0.1%
	3,250(b)	Firstar Realty LLC, 8.875% (144A)	$3,786,250
		Total Real Estate	$3,786,250
		TOTAL PREFERRED STOCK
		(Cost $4,200,625)	$3,786,250
	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITIES - 3.7% of Net Assets
	500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$584,638
	500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	593,163
	2,142,000	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	2,144,750
	2,528,000	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	2,526,431
	2,248,000	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	2,231,892
	6,910,778	Applebee's Funding LLC / IHOP Funding LLC, Series 2014-1, Class A2, 4.277%, 9/5/44 (144A)	6,854,506
	575,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class E, 6.79%, 10/10/24 (144A)	601,148
	1,300,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class D, 3.99%, 12/11/23 (144A)	1,300,259
	545,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class E, 5.36%, 3/10/25 (144A)	545,051
	300,000	Avid Automobile Receivables Trust, Series 2018-1, Class C, 5.13%, 2/18/25 (144A)	296,532
	1,399,981	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class D, 4.05%, 5/20/20 (144A)	1,400,180
	749,930	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class D, 4.67%, 3/20/22 (144A)	756,274
	750,000	AXIS Equipment Finance Receivables IV LLC, Series 2018-1A, Class E, 5.36%, 4/22/24 (144A)	745,122
	899,999	AXIS Equipment Finance Receivables IV LLC, Series 2018-1A, Class F, 7.3%, 5/20/26 (144A)	894,163
	500,000	BCC Funding XIII LLC, Series 2016-1, Class E, 6.0%, 11/20/22 (144A)	511,527
	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITIES – (continued)
	1,550,000	BCC Funding XIV LLC, Series 2018-1A, Class D, 4.61%, 8/21/23 (144A)	$1,542,695
	1,400,000	CIG Auto Receivables Trust, Series 2017-1A, Class C, 5.33%, 12/16/24 (144A)	1,396,597
	1,000,000	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	1,007,673
	2,508,282	Conn Funding II LLC, Series 2017-A, Class B, 5.11%, 2/15/20 (144A)	2,522,307
	3,900,000	Conn's Receivables Funding LLC, Series 2017-B, Class B, 4.52%, 11/15/20 (144A)	3,931,294
	859,708(c)	Drug Royalty II LP 2, Series 2014-1, Class A1, 5.198% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	868,352
	194,973	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%, 4/15/27 (144A)	192,024
	1,750,000	Elm Trust, Series 2016-1A, Class A2, 4.163%, 6/20/25 (144A)	1,745,107
	1,200,000	Engs Commercial Finance Trust, Series 2015-1A, Class D, 4.5%, 12/22/22 (144A)	1,195,645
	2,000,000	Engs Commercial Finance Trust, Series 2016-1A, Class D, 5.22%, 1/22/24 (144A)	1,934,638
	600,000	Engs Commercial Finance Trust, Series 2018-1A, Class D, 4.69%, 6/22/23 (144A)	598,080
	2,500,000(d)	Finance of America Structured Securities Trust, Series 2017-HB1, Class M3, 3.624%, 11/25/27 (144A)	2,488,350
	2,000,000(d)	Finance of America Structured Securities Trust, Series 2017-HB1, Class M4, 4.477%, 11/25/27 (144A)	1,988,040
	5,500,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	5,261,094
	450,000	Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.56%, 1/16/24 (144A)	450,072
	856,375(e)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	857,177
	706,134(d)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	696,581
	5,220,000	Hardee's Funding LLC, Series 2018-1A, Class AII, 4.959%, 6/20/48 (144A)	5,261,969
	3,500,000(c)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.546% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	3,511,857
	2,000,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class E, 5.55%, 5/10/32 (144A)	2,000,708
	12,765,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	12,460,555
	4,576,913	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	4,318,420
	1,207,942	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	1,220,483
	1,500,000	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.571%, 3/15/22 (144A)	1,514,368
	7,300,000	Kabbage Asset Securitization LLC, Series 2017-1, Class B, 5.794%, 3/15/22 (144A)	7,446,571
	3,100,000	Nationstar HECM Loan Trust, Series 2017-1A, Class M2, 4.704%, 5/25/27 (144A)	3,125,187
	3,140,000(d)	Nationstar HECM Loan Trust, Series 2017-2A, Class M2, 3.967%, 9/25/27 (144A)	3,144,908
	1,750,000(d)	Nationstar HECM Loan Trust, Series 2018-1A, Class M5, 6.0%, 2/25/28 (144A)	1,702,575
	1,199,899(c)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 5.091% (1 Month USD LIBOR + 300 bps), 2/15/43 (144A)	1,199,105
	1,450,000	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	1,443,547
	4,000,000	Progress Residential Trust, Series 2015-SFR2, Class F, 5.069%, 6/12/32 (144A)	4,033,375
	2,500,000	Purchasing Power Funding LLC, Series 2018-A, Class A, 3.34%, 8/15/22 (144A)	2,488,672
	3,568,829(e)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	3,549,183
	2,250,000	SCF Equipment Leasing LLC, Series 2018-1A, Class C, 4.21%, 4/20/27 (144A)	2,271,919
	1,219,076	SCF Equipment Trust LLC, Series 2016-1A, Class A, 3.62%, 11/20/21 (144A)	1,215,268
	4,269,562	Spirit Master Funding LLC, Series 2014-4A, Class A2, 4.629%, 1/20/45 (144A)	4,292,094
	2,952,500	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	2,901,676
	986,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class E, 5.48%, 10/15/26 (144A)	985,843
	1,940,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class B, 6.56%, 4/15/21 (144A)	1,918,198
	14,400,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	13,592,768
	20,235,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	18,983,904
	10,802,281(d)	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58 (144A)	10,691,429
	2,400,000(c)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class B, 3.773% (1 Month USD LIBOR + 170 bps), 12/15/20 (144A)	2,414,321
	1,500,000	Tricon American Homes Trust, Series 2017-SFR2, Class D, 3.672%, 1/17/36 (144A)	1,455,115
	2,580,000	Tricon American Homes Trust, Series 2017-SFR2, Class E, 4.216%, 1/17/36 (144A)	2,540,425
	1,609,173(c)	Truman Capital Mortgage Loan Trust, Series 2004-1, Class M2, 3.791% (1 Month USD LIBOR + 170 bps), 1/25/34 (144A)	1,608,735
	2,095,400(e)	VOLT LVIII LLC, Series 2017-NPL5, Class A1, 3.375%, 5/28/47 (144A)	2,091,901
	1,084,965	Westgate Resorts LLC, Series 2015-1A, Class A, 2.75%, 5/20/27 (144A)	1,080,369
	3,337,713	Westgate Resorts LLC, Series 2016-1A, Class B, 4.5%, 12/20/28 (144A)	3,326,003
	1,010,632	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	1,000,244
	8,491,738	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	8,466,737
	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITIES – (continued)
	2,170,000	Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.0%, 1/16/24 (144A)	$2,177,605
	3,100,000	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	3,088,375
	3,500,000	WRG Debt Funding II LLC, Series 2017-1, Class B, 5.926%, 3/15/26 (144A)	3,515,312
		TOTAL ASSET BACKED SECURITIES
		(Cost $200,828,431)	$198,701,086
		COLLATERALIZED MORTGAGE OBLIGATIONS - 18.5% of Net Assets
	4,390,859(d)	Agate Bay Mortgage Trust, Series 2013-1, Class A1, 3.5%, 7/25/43 (144A)	$4,320,882
	3,492,956(d)	Agate Bay Mortgage Trust, Series 2014-3, Class B4, 3.822%, 11/25/44 (144A)	3,409,563
	6,544,355(d)	Agate Bay Mortgage Trust, Series 2015-1, Class A13, 3.5%, 1/25/45 (144A)	6,443,892
	2,586,023(d)	Agate Bay Mortgage Trust, Series 2015-1, Class B4, 3.819%, 1/25/45 (144A)	2,301,944
	2,852,038(d)	Agate Bay Mortgage Trust, Series 2015-2, Class B3, 3.731%, 3/25/45 (144A)	2,664,190
	1,672,496(d)	Agate Bay Mortgage Trust, Series 2015-5, Class A3, 3.5%, 7/25/45 (144A)	1,641,660
	3,010,083(d)	Agate Bay Mortgage Trust, Series 2015-6, Class B3, 3.612%, 9/25/45 (144A)	2,813,232
	2,626,990(d)	Agate Bay Mortgage Trust, Series 2015-7, Class B2, 3.765%, 10/25/45 (144A)	2,577,769
	2,834,975(d)	Agate Bay Mortgage Trust, Series 2016-2, Class B1, 3.809%, 3/25/46 (144A)	2,803,572
	2,391,968(d)	Agate Bay Mortgage Trust, Series 2016-3, Class B3, 3.836%, 8/25/46 (144A)	2,272,205
	2,950,000	American Homes 4 Rent, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	2,960,633
	2,500,000	American Homes 4 Rent Trust, Series 2014-SFR2, Class D, 5.149%, 10/17/36 (144A)	2,625,284
	5,000,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	5,143,454
	4,100,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	4,284,987
	1,054,000(d)	B2R Mortgage Trust, Series 2015-1, Class D, 4.831%, 5/15/48 (144A)	1,051,432
	3,500,000	Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A4, 3.574%, 2/15/50	3,461,435
	5,000,000(d)	BANK, Series 2017-BNK8, Class B, 3.931%, 11/15/50	4,935,237
	12,316,036(e)(f)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	1
	7,050,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class B1, 4.0%, 5/28/69 (144A)	7,168,152
	4,670,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B1, 4.0%, 6/28/57 (144A)	4,756,342
	2,950,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B2, 4.5%, 6/28/57 (144A)	3,085,001
	3,379,403(d)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.0%, 6/28/54 (144A)	3,408,931
	1,850,000(d)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class B1, 4.25%, 11/28/53 (144A)	1,905,889
	1,700,000(d)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class B2, 4.75%, 11/28/53 (144A)	1,797,750
	4,000,000	Caesars Palace Las Vegas Trust, Series 2017-VICI, Class C, 4.138%, 10/15/34 (144A)	4,032,137
	1,500,000(d)	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.671%, 4/10/29 (144A)	1,531,698
	4,100,000(d)	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.671%, 4/10/29 (144A)	4,121,643
	2,500,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class D, 6.099%, 2/15/33 (144A)	2,568,901
	939,118(c)	CIM Trust, Series 2015-4AG, Class A1, 3.982% (1 Month USD LIBOR + 200 bps), 10/25/57 (144A)	963,872
	6,720,000(d)	CIM Trust, Series 2017-7, Class M2, 4.0%, 4/25/57 (144A)	6,801,941
	9,389,473(d)	CIM Trust, Series 2018-J1, Class A10, 3.5%, 3/25/48 (144A)	9,270,479
	4,181,115	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48	4,073,496
	1,450,000	Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class E, 4.509%, 9/10/31 (144A)	1,432,472
	3,500,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	3,495,274
	2,271,667(d)	Citigroup Mortgage Loan Trust, Series 2013-J1, Class B4, 3.528%, 10/25/43 (144A)	2,154,079
	4,037,585	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	4,012,198
	4,000,000(e)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	4,170,512
	2,000,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	2,025,040
	3,421,622	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	3,338,276
	2,531,000(d)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.334%, 8/10/50 (144A)	2,575,427
	5,000,000	COMM Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/46	4,915,545
	4,000,000	COMM Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/35 (144A)	3,892,230
	9,000,000(d)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.807%, 5/10/48 (144A)	8,913,427
	1,000,000(d)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.696%, 8/10/48	1,037,338
	5,547,401	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.822%, 10/15/45	5,437,236
	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	2,438,053	Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	$2,440,190
	5,150,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.736%, 11/15/48	4,597,399
	3,000,000	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49	2,877,327
	1,457,078(d)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.5%, 6/25/33	1,123,036
	5,045,976(d)	CSMC Trust, Series 2013-6, Class B3, 3.316%, 8/25/43 (144A)	4,892,510
	3,000,465(d)	CSMC Trust, Series 2013-7, Class B4, 3.575%, 8/25/43 (144A)	2,858,002
	2,498,138(d)	CSMC Trust, Series 2013-IVR1, Class B4, 3.469%, 3/25/43 (144A)	2,387,562
	2,485,003(d)	CSMC Trust, Series 2013-IVR2, Class A2, 3.0%, 4/25/43 (144A)	2,406,715
	2,818,298(d)	CSMC Trust, Series 2013-IVR4, Class B4, 3.483%, 7/25/43 (144A)	2,715,467
	1,751,644(d)	CSMC Trust, Series 2013-TH1, Class B4, 3.642%, 2/25/43 (144A)	1,685,869
	2,674,947(d)	CSMC Trust, Series 2014-IVR2, Class B4, 3.787%, 4/25/44 (144A)	2,530,828
	4,196,010(d)	CSMC Trust, Series 2014-OAK1, Class B4, 3.735%, 11/25/44 (144A)	4,098,721
	835,128(d)	CSMC Trust, Series 2015-1, Class B4, 3.943%, 1/25/45 (144A)	786,325
	3,955,279(d)	CSMC Trust, Series 2015-2, Class B4, 3.934%, 2/25/45 (144A)	3,877,019
	2,086,772(d)	CSMC Trust, Series 2015-3, Class B4, 3.935%, 3/25/45 (144A)	1,973,402
	4,000,261(d)	CSMC Trust, Series 2015-WIN1, Class B4, 3.867%, 12/25/44 (144A)	3,843,852
	10,552,634(d)	CSMC Trust, Series 2017-HL1, Class A1, 3.5%, 6/25/47 (144A)	10,342,415
	9,364,895(d)	CSMC Trust, Series 2017-HL2, Class A1, 3.5%, 10/25/47 (144A)	9,143,069
	2,828,552(d)	CSMLT Trust, Series 2015-1, Class B4, 3.884%, 5/25/45 (144A)	2,706,556
	7,889,208(d)	CSMLT Trust, Series 2015-2, Class A7, 3.5%, 8/25/45 (144A)	7,785,173
	2,596,951(d)	CSMLT Trust, Series 2015-2, Class B4, 3.908%, 8/25/45 (144A)	2,276,223
	2,000,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 9/10/49	1,887,252
	1,909,725(d)	Deephaven Residential Mortgage Trust, Series 2018-1A, Class A2, 3.027%, 12/25/57 (144A)	1,878,099
	9,541,326(d)	EverBank Mortgage Loan Trust, Series 2013-1, Class A2, 2.5%, 3/25/43 (144A)	9,156,034
	8,748,310(d)	EverBank Mortgage Loan Trust, Series 2018-1, Class A1, 3.5%, 2/25/48 (144A)	8,619,823
	1,223,657	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	1,264,047
	8,309,740(d)	Flagstar Mortgage Trust, Series 2017-2, Class A13, 3.5%, 10/25/47 (144A)	8,136,323
	6,682,158(d)	Flagstar Mortgage Trust, Series 2018-1, Class A5, 3.5%, 3/25/48 (144A)	6,594,976
	12,390,618(d)	Flagstar Mortgage Trust, Series 2018-1, Class A13, 3.5%, 3/25/48 (144A)	12,013,078
	22,367,537(d)	Flagstar Mortgage Trust, Series 2018-2, Class A14, 3.5%, 4/25/48 (144A)	21,688,830
	6,630,859(d)	Flagstar Mortgage Trust, Series 2018-2, Class B2, 4.085%, 4/25/48 (144A)	6,497,311
	3,100,000(d)	Freddie Mac Whole Loan Securities Trust, Series 2017-SC01, Class M2, 3.592%, 12/25/46 (144A)	2,941,125
	4,160,000(d)	FREMF Mortgage Trust, Series 2010-K9, Class B, 5.373%, 9/25/45 (144A)	4,318,567
	3,661,000(d)	FREMF Mortgage Trust, Series 2012-K710, Class B, 3.942%, 6/25/47 (144A)	3,686,503
	4,536,000(d)	FREMF Mortgage Trust, Series 2015-K45, Class C, 3.714%, 4/25/48 (144A)	4,289,592
	2,000,000(d)	FREMF Mortgage Trust, Series 2016-K52, Class B, 4.057%, 1/25/49 (144A)	1,982,652
	3,961,168(c)	FRESB Mortgage Trust, Series 2017-SB39, Class A5H, 2.63% (1 Month USD LIBOR + 261 bps), 8/25/37	3,885,508
	2,999,048(c)	FRESB Mortgage Trust, Series 2017-SB43, Class A5H, 2.79% (1 Month USD LIBOR + 274 bps), 10/25/37	2,961,768
	206,168	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	75,304
	866,034	Global Mortgage Securitization, Ltd., Series 2005-A, Class B2, 5.25%, 4/25/32 (144A)	772,995
	4,004,050	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	4,178,472
	3,135,633	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	3,099,102
	4,500,000	GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682%, 2/10/46 (144A)	4,454,181
	1,800,000(d)	GS Mortgage Securities Trust, Series 2016-GS4, Class D, 3.233%, 11/10/49 (144A)	1,458,453
	2,500,000(c)	Home Partners of America Trust, Series 2016-2, Class E, 5.865% (1 Month USD LIBOR + 378 bps), 10/17/33 (144A)	2,513,553
	1,700,000(c)	Home Partners of America Trust, Series 2017-1, Class E, 4.735% (1 Month USD LIBOR + 265 bps), 7/17/34 (144A)	1,714,456
	1,995,000(c)	Home Partners of America Trust, Series 2018-1, Class A, 2.834% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	1,995,945
	3,700,000(c)	Hospitality Mortgage Trust, Series 2017-HIT, Class E, 5.58% (1 Month USD LIBOR + 355 bps), 5/8/30 (144A)	3,708,089
	10,144,736(d)	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.279%, 5/15/48 (144A)	10,033,011
	4,106,860	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.171%, 8/15/46	4,195,220
	6,085,146(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class B, 3.977%, 10/15/45 (144A)	6,092,998
	400,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class E, 6.073% (1 Month USD LIBOR + 400 bps), 12/15/30 (144A)	399,213
	2,373,378(d)	JP Morgan Mortgage Trust, Series 2013-3, Class B3, 3.405%, 7/25/43 (144A)	2,321,030
	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	3,534,872(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B4, 3.738%, 1/25/44 (144A)	$3,460,108
	1,689,983(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B5, 3.738%, 1/25/44 (144A)	1,597,965
	1,783,065(d)	JP Morgan Mortgage Trust, Series 2014-2, Class B3, 3.419%, 6/25/29 (144A)	1,734,228
	1,215,000(d)	JP Morgan Mortgage Trust, Series 2014-2, Class B4, 3.419%, 6/25/29 (144A)	1,140,581
	2,067,556(d)	JP Morgan Mortgage Trust, Series 2014-5, Class B3, 2.996%, 10/25/29 (144A)	1,911,096
	2,106,692(d)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class AM, 2.987%, 9/25/44 (144A)	2,094,083
	12,573,488(d)	JP Morgan Mortgage Trust, Series 2015-4, Class AM, 3.0%, 6/25/45 (144A)	11,955,848
	3,622,634(d)	JP Morgan Mortgage Trust, Series 2015-4, Class B4, 3.624%, 6/25/45 (144A)	3,226,913
	2,871,760(d)	JP Morgan Mortgage Trust, Series 2016-2, Class B1, 2.706%, 6/25/46 (144A)	2,889,383
	1,977,111(d)	JP Morgan Mortgage Trust, Series 2016-2, Class B2, 2.706%, 6/25/46 (144A)	1,961,953
	2,336,177(d)	JP Morgan Mortgage Trust, Series 2016-2, Class B3, 2.706%, 6/25/46 (144A)	2,247,115
	5,534,894(d)	JP Morgan Mortgage Trust, Series 2016-3, Class 1A1, 3.5%, 10/25/46 (144A)	5,432,847
	4,111,586(d)	JP Morgan Mortgage Trust, Series 2016-3, Class AM, 3.371%, 10/25/46 (144A)	4,046,639
	6,616,905(d)	JP Morgan Mortgage Trust, Series 2016-5, Class AM, 2.611%, 12/25/46 (144A)	6,481,950
	2,426,005(d)	JP Morgan Mortgage Trust, Series 2016-5, Class B2, 2.611%, 12/25/46 (144A)	2,329,446
	3,270,000(d)	JP Morgan Mortgage Trust, Series 2017-1, Class A6, 3.5%, 1/25/47 (144A)	3,216,578
	9,391,274(d)	JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.5%, 1/25/47 (144A)	9,221,412
	4,481,995(d)	JP Morgan Mortgage Trust, Series 2017-2, Class A6, 3.0%, 5/25/47 (144A)	4,370,295
	5,371,479(d)	JP Morgan Mortgage Trust, Series 2017-2, Class B1, 3.746%, 5/25/47 (144A)	5,236,438
	12,924,106(d)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A13, 3.5%, 8/25/47 (144A)	12,650,586
	4,046,525(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A3, 3.5%, 11/25/48 (144A)	3,969,390
	15,045,636(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A13, 3.5%, 11/25/48 (144A)	14,415,683
	3,975,199(d)	JP Morgan Mortgage Trust, Series 2017-5, Class A2, 3.173%, 10/26/48 (144A)	3,951,187
	2,910,168(d)	JP Morgan Mortgage Trust, Series 2017-5, Class B2, 3.173%, 10/26/48 (144A)	2,813,505
	5,055,547(d)	JP Morgan Mortgage Trust, Series 2017-5, Class B3, 3.173%, 10/26/48 (144A)	4,789,538
	13,480,123(d)	JP Morgan Mortgage Trust, Series 2017-6, Class A3, 3.5%, 12/25/48 (144A)	13,214,740
	6,256,857(d)	JP Morgan Mortgage Trust, Series 2017-6, Class A5, 3.5%, 12/25/48 (144A)	6,179,135
	6,573,892(d)	JP Morgan Mortgage Trust, Series 2017-6, Class A6, 3.0%, 12/25/48 (144A)	6,451,145
	6,145,677(d)	JP Morgan Mortgage Trust, Series 2017-6, Class A13, 3.5%, 12/25/48 (144A)	5,881,233
	4,516,569(d)	JP Morgan Mortgage Trust, Series 2018-1, Class A13, 3.5%, 6/25/48 (144A)	4,322,364
	2,102,365(d)	JP Morgan Mortgage Trust, Series 2018-1, Class B2, 3.77%, 6/25/48 (144A)	2,044,687
	10,686,827(d)	JP Morgan Mortgage Trust, Series 2018-3, Class A3, 3.5%, 9/25/48 (144A)	10,476,435
	5,884,780(d)	JP Morgan Mortgage Trust, Series 2018-3, Class A5, 3.5%, 9/25/48 (144A)	5,811,680
	3,982,297(d)	JP Morgan Mortgage Trust, Series 2018-3, Class A13, 3.5%, 9/25/48 (144A)	3,861,272
	5,733,229(d)	JP Morgan Mortgage Trust, Series 2018-4, Class A13, 3.5%, 10/25/48 (144A)	5,492,056
	8,811,276(d)	JP Morgan Mortgage Trust, Series 2018-4, Class A15, 3.5%, 10/25/48 (144A)	8,768,787
	2,800,000(d)	JP Morgan Mortgage Trust, Series 2018-6, Class 2A2, 3.0%, 12/25/48 (144A)	2,749,687
	2,500,000(d)	JP Morgan Mortgage Trust, Series 2018-6, Class 2A3, 3.0%, 12/25/48 (144A)	2,439,453
	2,163,219(d)	JP Morgan Trust, Series 2015-3, Class B4, 3.684%, 5/25/45 (144A)	1,957,037
	1,900,000(d)	JP Morgan Trust, Series 2015-5, Class B4, 2.972%, 5/25/45 (144A)	1,807,114
	2,800,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.801%, 9/15/47	2,841,775
	8,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48	8,099,338
	4,250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.421%, 6/15/51	4,406,399
	1,761,868	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,719,680
	832,701(c)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.5% (Panamanian Mortgage Reference Rate + 300 bps), 9/8/39 (144A)	842,589
	8,410,000(d)	LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.246%, 4/20/48 (144A)	8,088,581
	12,949,728(d)	Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class A9, 3.5%, 5/25/48 (144A)	12,324,593
	7,840,000(d)	Mill City Mortgage Loan Trust, Series 2017-2, Class M1, 3.25%, 7/25/59 (144A)	7,633,297
	8,569,000(d)	Mill City Mortgage Loan Trust, Series 2017-2, Class M3, 3.25%, 7/25/59 (144A)	8,025,877
	3,123,455(d)	Mill City Mortgage Loan Trust, Series 2017-3, Class M1, 3.25%, 1/25/61 (144A)	3,042,491
	3,337,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 4.983%, 2/15/47	3,320,568
	4,800,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.382%, 4/15/48 (144A)	4,087,045
	3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	3,370,361
	4,200,000(d)	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class D, 3.0%, 11/15/49 (144A)	3,324,749
	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	4,100,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	$3,328,098
	2,564,000(d)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 2.967%, 6/25/44 (144A)	2,493,164
	8,650,000(d)	New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.5%, 12/25/57 (144A)	8,591,177
	4,397,041(d)	NRP Mortgage Trust, Series 2013-1, Class B4, 3.313%, 7/25/43 (144A)	4,067,293
	2,004,000(d)	Oaks Mortgage Trust, Series 2015-1, Class B4, 3.822%, 4/25/46 (144A)	1,800,533
	1,548,390(d)	Oaks Mortgage Trust, Series 2015-2, Class B3, 3.88%, 10/25/45 (144A)	1,473,395
	11,012,343(d)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	10,816,192
	4,857,805(d)	PMT Loan Trust, Series 2013-J1, Class B3, 3.562%, 9/25/43 (144A)	4,769,063
	2,500,000	Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 6/12/32 (144A)	2,480,151
	1,550,000(c)	Progress Residential Trust, Series 2016-SFR1, Class F, 7.085% (1 Month USD LIBOR + 500 bps), 9/17/33 (144A)	1,565,487
	700,000	Progress Residential Trust, Series 2017-SFR1, Class C, 3.316%, 8/17/34 (144A)	681,751
	2,600,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	2,578,135
	2,145,562(d)	PSMC Trust, Series 2018-1, Class A1, 3.5%, 2/25/48 (144A)	2,125,449
	3,463,917(d)	PSMC Trust, Series 2018-1, Class A3, 3.5%, 2/25/48 (144A)	3,441,376
	26,973	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	26,811
	2,760,956(c)	RESI Finance LP, Series 2003-C, Class B3, 3.446% (1 Month USD LIBOR + 140 bps), 9/10/35 (144A)	2,451,365
	9,282,403	Seasoned Credit Risk Transfer Trust, Series 2018-1, Class MT, 3.0%, 5/25/57	8,961,137
	7,200,000	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class HT, 3.0%, 11/25/57	6,894,880
	5,074,881(d)	Sequoia Mortgage Trust, Series 2012-6, Class A1, 2.5%, 12/25/42	4,835,413
	4,197,965(d)	Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874%, 2/25/43	3,770,979
	5,004,347(d)	Sequoia Mortgage Trust, Series 2013-2, Class B4, 3.641%, 2/25/43	4,814,148
	7,242,406(d)	Sequoia Mortgage Trust, Series 2013-3, Class A1, 2.0%, 3/25/43	6,686,733
	7,292,564(d)	Sequoia Mortgage Trust, Series 2013-4, Class A1, 2.325%, 4/25/43	6,727,106
	5,783,949(d)	Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43	5,452,729
	2,631,742	Sequoia Mortgage Trust, Series 2013-4, Class B3, 3.488%, 4/25/43	2,547,612
	8,116,151(d)	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.5%, 5/25/43 (144A)	7,537,559
	18,238,510(d)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	17,474,061
	2,514,591	Sequoia Mortgage Trust, Series 2013-5, Class B3, 3.515%, 5/25/43 (144A)	2,427,438
	12,154,397(d)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	11,517,252
	2,350,322	Sequoia Mortgage Trust, Series 2013-6, Class B3, 3.524%, 5/25/43	2,270,729
	4,282,960(d)	Sequoia Mortgage Trust, Series 2013-7, Class A1, 2.5%, 6/25/43	4,076,675
	5,871,719(d)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	5,662,281
	4,808,926(d)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	4,654,988
	11,613,439	Sequoia Mortgage Trust, Series 2013-9, Class A1, 3.5%, 7/25/43 (144A)	11,428,356
	4,761,480	Sequoia Mortgage Trust, Series 2013-9, Class B2, 3.5%, 7/25/43 (144A)	4,662,758
	8,094,836(d)	Sequoia Mortgage Trust, Series 2013-10, Class A1, 3.5%, 8/25/43 (144A)	7,965,829
	3,363,829(d)	Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.5%, 5/25/45 (144A)	3,310,220
	67,664(d)	Sequoia Mortgage Trust, Series 2016-1, Class A10, 3.5%, 6/25/46 (144A)	66,542
	6,795,260(d)	Sequoia Mortgage Trust, Series 2017-1, Class A1, 3.5%, 2/25/47 (144A)	6,686,963
	3,575,463(d)	Sequoia Mortgage Trust, Series 2017-2, Class A1, 3.5%, 2/25/47 (144A)	3,511,777
	3,678,584(d)	Sequoia Mortgage Trust, Series 2017-3, Class A19, 3.5%, 4/25/47 (144A)	3,578,861
	3,400,709(d)	Sequoia Mortgage Trust, Series 2017-3, Class B1, 3.808%, 4/25/47 (144A)	3,306,648
	2,611,757(d)	Sequoia Mortgage Trust, Series 2017-4, Class A1, 3.5%, 7/25/47 (144A)	2,566,869
	3,422,986(d)	Sequoia Mortgage Trust, Series 2017-4, Class B1, 3.957%, 7/25/47 (144A)	3,412,320
	4,489,392(d)	Sequoia Mortgage Trust, Series 2018-2, Class A1, 3.5%, 2/25/48 (144A)	4,418,967
	2,635,078(d)	Sequoia Mortgage Trust, Series 2018-2, Class A19, 3.5%, 2/25/48 (144A)	2,576,613
	2,677,703(d)	Sequoia Mortgage Trust, Series 2018-2, Class B3, 3.771%, 2/25/48 (144A)	2,562,924
	5,963,771(d)	Sequoia Mortgage Trust, Series 2018-3, Class A19, 3.5%, 3/25/48 (144A)	5,831,453
	2,088,700(d)	Sequoia Mortgage Trust, Series 2018-CH1, Class A19, 4.0%, 2/25/48 (144A)	2,108,262
	1,202,406(d)	SGR Residential Mortgage Trust, Series 2016-1, Class A1, 3.75%, 11/25/46 (144A)	1,215,094
	3,648,592(d)	Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10, 3.5%, 11/25/46 (144A)	3,615,583
	9,402,433(d)	Shellpoint Co-Originator Trust, Series 2017-1, Class A19, 3.5%, 4/25/47 (144A)	9,182,068
	7,300,000(d)	TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A1, 3.5%, 7/25/48 (144A)	7,132,328
	8,381,500	Toro Mortgage Funding Trust, Series 2017-RJ1, 4.0%, 4/25/74 (144A)	8,274,112
	9,017,000(d)	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.0%, 3/25/54 (144A)	9,115,054
	9,375,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	9,432,784
	7,350,000(d)	Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.5%, 2/25/55 (144A)	7,285,784
	8,200,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.5%, 10/25/56 (144A)	8,121,416
	13,830,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75%, 10/25/56 (144A)	13,851,069
	15,340,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25%, 4/25/57 (144A)	15,066,511
	5,000,000(d)	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.0%, 7/25/57 (144A)	4,793,567
	2,274,000(d)	Velocity Commercial Capital Loan Trust, Series 2015-1, Class M2, 5.88%, 6/25/45 (144A)	2,398,250
	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	3,344,001	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A2, 2.819%, 8/15/50	$3,341,753
	7,000,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB, 3.477%, 8/15/50	7,056,672
	4,700,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3, 3.374%, 12/15/59	4,596,897
	849,584(d)	WinWater Mortgage Loan Trust, Series 2015-1, Class B4, 3.911%, 1/20/45 (144A)	790,995
	1,861,871(d)	WinWater Mortgage Loan Trust, Series 2015-2, Class B4, 3.913%, 2/20/45 (144A)	1,694,277
	1,165,344(d)	WinWater Mortgage Loan Trust, Series 2015-3, Class B4, 3.904%, 3/20/45 (144A)	1,138,209
	1,602,048(d)	WinWater Mortgage Loan Trust, Series 2015-4, Class B4, 3.759%, 6/20/45 (144A)	1,567,380
	3,501,997(d)	WinWater Mortgage Loan Trust, Series 2016-1, Class 1A5, 3.5%, 1/20/46 (144A)	3,428,096
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $1,022,088,953)	$1,004,581,184
		CONVERTIBLE CORPORATE BONDS - 0.3% of Net Assets
		CAPITAL GOODS - 0.0%†
		Construction & Engineering - 0.0%†
	1,181,000	Dycom Industries, Inc., 0.75%, 9/15/21	$1,367,643
		Industrial Conglomerates - 0.0%†
IDR	15,039,758,000^	PT Bakrie & Brothers Tbk, 0.0% 12/30/99	$218,302
		Total Capital Goods	$1,585,945
		HEALTH CARE EQUIPMENT & SERVICES - 0.0%†
		Health Care Equipment - 0.0%†
	3,855,000	Wright Medical Group, Inc., 2.0%, 2/15/20	$4,170,632
		Total Health Care Equipment & Services	$4,170,632
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
		Biotechnology - 0.1%
	3,158,000	Alder Biopharmaceuticals, Inc., 2.5%, 2/1/25	$3,280,530
	3,377,000	Insmed, Inc., 1.75%, 1/15/25	3,100,086
			$6,380,616
		Pharmaceuticals - 0.1%
	3,000,000	Medicines Co., 2.75%, 7/15/23	$3,016,440
		Total Pharmaceuticals, Biotechnology & Life Sciences	$9,397,056
		SOFTWARE & SERVICES - 0.1%
		Application Software - 0.1%
	3,780,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	$3,534,447
		Total Software & Services	$3,534,447
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $18,688,248)	$18,688,080
		CORPORATE BONDS - 40.6% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.7%
		Automobile Manufacturers - 0.7%
	15,325,000	Ford Motor Co., 4.346%, 12/8/26	$15,040,136
	15,110,000	General Motors Co., 6.6%, 4/1/36	16,353,966
	8,670,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)	8,612,231
		Total Automobiles & Components	$40,006,333
		BANKS - 5.3%
		Diversified Banks - 4.3%
	8,110,000	Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)	$8,101,886
	8,210,000(d)	Banco de Credito del Peru, 6.875% (3 Month USD LIBOR + 771 bps), 9/16/26 (144A)	8,764,175
ARS	78,000,000(c)	Banco de la Ciudad de Buenos Aires, 0.0% (BADLARPP + 399 bps), 12/5/22	2,698,517
	2,915,000(d)	Banco Nacional de Comercio Exterior SNC, 3.8% (5 Year CMT Index + 300 bps), 8/11/26 (144A)	2,800,615
	5,000,000	Banco Nacional de Costa Rica, 4.875%, 11/1/18 (144A)	5,000,000
	2,860,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	2,722,005
	8,615,000	Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)	8,824,534
	8,700,000	Barclays Plc, 4.375%, 1/12/26	8,450,005
	1,250,000	BBVA Bancomer SA, 4.375%, 4/10/24 (144A)	1,245,625
	4,100,000(d)	BBVA Bancomer SA, 5.125% (5 Year CMT Index + 265 bps), 1/18/33 (144A)	3,633,625
	593,500(d)	BBVA Bancomer SA, 5.35% (5 Year CMT Index + 300 bps), 11/12/29 (144A)	550,471
	11,650,000	BBVA Bancomer SA, 6.5%, 3/10/21 (144A)	12,130,562
	15,904,000(b)(d)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	16,599,800
	2,000,000	BPCE SA, 2.25%, 1/27/20	1,967,830
	11,400,000	BPCE SA, 4.875%, 4/1/26 (144A)	11,307,504
	4,150,000	Cooperatieve Rabobank UA, 3.75%, 7/21/26	3,884,957
	14,300,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	14,237,238
	2,400,000(b)(d)	Danske Bank AS, 6.125% (USD Swap Rate + 390 bps)	2,267,664
	9,860,000(d)	DBS Group Holdings, Ltd., 4.52% (5 Year USD 1100 Run ICE Swap Rate + 159 bps), 12/11/28 (144A)	9,936,208
	3,100,000(c)	HSBC Holdings Plc, 3.326% (3 Month USD LIBOR + 100 bps), 5/18/24	3,090,700
	16,774,000(b)(d)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	16,225,490
	14,400,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	14,168,439
EUR	1,395,000(b)(d)	Lloyds Banking Group Plc, 6.375% (5 Year EUR Swap Rate + 529 bps)	1,731,451
	Principal
	Amount
	USD ($)		Value
		Diversified Banks - (continued)
	11,800,000	Macquarie Bank, Ltd., 4.875%, 6/10/25 (144A)	$11,760,639
	17,800,000	Nordea Bank AB, 4.25%, 9/21/22 (144A)	18,053,583
	3,000,000(d)	Oversea-Chinese Banking Corp., Ltd., 4.0% (5 Year USD Swap Rate + 220 bps), 10/15/24 (144A)	3,010,420
	3,895,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	3,635,087
	14,375,000(b)(d)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	15,277,031
	13,575,000(b)(d)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	13,812,563
	4,894,000	Standard Chartered Plc, 3.95%, 1/11/23 (144A)	4,781,113
	3,000,000(d)	Turkiye Garanti Bankasi AS, 6.125% (5 Year USD Swap Rate + 422 bps), 5/24/27 (144A)	2,626,902
			$233,296,639
		Regional Banks - 0.5%
	7,405,000	Banco Internacional del Peru SAA Interbank, 3.375%, 1/18/23 (144A)	$7,014,016
	15,500,000	SunTrust Bank, 2.45%, 8/1/22	14,889,851
	6,885,000(d)	SunTrust Bank, 2.59% (3 Month USD LIBOR + 30 bps), 1/29/21	6,824,032
	660,000(b)(d)	Wachovia Capital Trust III, 5.57% (3 Month USD LIBOR + 93 bps)	650,925
			$29,378,824
		Thrifts & Mortgage Finance - 0.5%
	10,500,000	Alfa Bank AO Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)	$10,812,354
	9,055,000	Nationwide Building Society, 4.0%, 9/14/26 (144A)	8,457,410
	3,075,000(d)	Nationwide Building Society, 4.125% (5 Year USD 1100 Run ICE Swap Rate + 185 bps), 10/18/32 (144A)	2,816,339
	2,200,000	Vnesheconombank Via VEB Finance Plc, 5.942%, 11/21/23 (144A)	2,260,500
			$24,346,603
		Total Banks	$287,022,066
		CAPITAL GOODS - 1.4%
		Aerospace & Defense - 0.7%
	5,025,000	Embraer Netherlands Finance BV, 5.4%, 2/1/27	$5,199,116
	2,888,000	Leonardo US Holdings, Inc., 6.25%, 1/15/40 (144A)	3,119,040
	15,170,000	Rockwell Collins, Inc., 3.2%, 3/15/24	14,614,432
	14,355,000	Spirit AeroSystems, Inc., 4.6%, 6/15/28	14,411,260
EUR	1,550,000	TA MFG., Ltd., 3.625%, 4/15/23 (144A)	1,814,311
			$39,158,159
		Building Products - 0.4%
	9,445,000	Owens Corning, 3.4%, 8/15/26	$8,611,963
	5,975,000	Owens Corning, 4.2%, 12/1/24	5,894,778
	9,250,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	9,134,375
			$23,641,116
		Construction Machinery & Heavy Trucks - 0.1%
	1,950,000	Meritor, Inc., 6.25%, 2/15/24	$1,964,625
		Trading Companies & Distributors - 0.2%
	2,080,000	Fly Leasing, Ltd., 5.25%, 10/15/24	$1,950,000
	4,600,000	United Rentals North America, Inc., 4.625%, 10/15/25	4,381,500
	4,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	4,259,370
			$10,590,870
		Total Capital Goods	$75,354,770
		COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
		Research & Consulting Services - 0.2%
	9,412,000	Verisk Analytics, Inc., 5.5%, 6/15/45	$9,701,319
		Security & Alarm Services - 0.1%
	3,800,000	Brink's Co., 4.625%, 10/15/27 (144A)	$3,553,000
		Total Commercial & Professional Services	$13,254,319
		CONSUMER DURABLES & APPAREL - 0.6%
		Homebuilding - 0.5%
	5,985,000	KB Home, 7.625%, 5/15/23	$6,418,912
	1,500,000	KB Home, 8.0%, 3/15/20	1,597,500
	4,765,000	Lennar Corp., 4.75%, 11/29/27	4,468,617
	5,230,000	Lennar Corp., 5.375%, 10/1/22	5,334,600
	3,270,000	Meritage Homes Corp., 6.0%, 6/1/25	3,310,875
	2,685,000	Meritage Homes Corp., 7.0%, 4/1/22	2,893,088
	3,270,000	Toll Brothers Finance Corp., 4.875%, 11/15/25	3,147,375
			$27,170,967
		Housewares & Specialties - 0.1%
	3,274,000	Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)	$3,413,145
		Total Consumer Durables & Apparel	$30,584,112
		CONSUMER SERVICES - 0.4%
		Casinos & Gaming - 0.3%
	6,426,000	International Game Technology Plc, 6.5%, 2/15/25 (144A)	$6,634,845
	8,470,000	Scientific Games International, Inc., 10.0%, 12/1/22	9,037,236
			$15,672,081
		Education Services - 0.1%
	4,025,000	Massachusetts Institute of Technology, 5.6%, 7/1/11	$5,207,671
		Specialized Consumer Services - 0.0%†
	3,269,000	Ashtead Capital, Inc., 4.375%, 8/15/27 (144A)	$3,040,170
		Total Consumer Services	$23,919,922
	Principal
	Amount
	USD ($)		Value
		DIVERSIFIED FINANCIALS - 4.1%
		Asset Management & Custody Banks - 0.2%
	3,540,000	Blackstone Holdings Finance Co., LLC, 5.0%, 6/15/44 (144A)	$3,735,039
	8,400,000	Legg Mason, Inc., 4.75%, 3/15/26	8,534,053
			$12,269,092
		Consumer Finance - 0.6%
	14,840,000	Capital One Financial Corp., 4.25%, 4/30/25	$14,788,415
INR	1,419,240,000	International Finance Corp., 6.3%, 11/25/24	19,283,919
			$34,072,334
		Diversified Capital Markets - 0.8%
	6,400,000(d)	Banco Continental SA via Continental Trustees Cayman, Ltd., 7.375% (3 Month USD LIBOR + 680 bps), 10/7/40 (144A)	$6,627,200
	13,852,000(b)(d)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	14,104,799
	4,400,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	4,312,000
	7,750,000	Macquarie Group, Ltd., 6.25%, 1/14/21 (144A)	8,218,870
	10,646,000(b)(d)	UBS Group Funding Switzerland AG, 7.125% (5 Year USD Swap Rate + 588 bps)	10,962,868
			$44,225,737
		Financial Exchanges & Data - 0.1%
	2,670,000	Moody's Corp., 3.25%, 6/7/21	$2,664,713
		Investment Banking & Brokerage - 1.1%
	4,365,000	E*TRADE Financial Corp., 2.95%, 8/24/22	$4,228,286
	10,027,000(d)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	9,520,866
	7,240,000(d)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	7,130,749
	13,200,000	Morgan Stanley, 4.1%, 5/22/23	13,250,403
	4,400,000	Morgan Stanley, 4.875%, 11/1/22	4,563,734
	16,775,000	UBS AG, 7.625%, 8/17/22	18,517,923
			$57,211,961
		Multi-Sector Holdings - 0.2%
	11,820,000	IPIC GMTN, Ltd., 5.5%, 3/1/22 (144A)	$12,575,889
		Other Diversified Financial Services - 0.3%
	6,250,000^(e)	Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)	$7,393,397
NZD	15,300,000	JPMorgan Chase & Co., 4.25%, 11/2/18	10,411,739
			$17,805,136
		Specialized Finance - 0.8%
	1,330,000	B3 SA - Brasil Bolsa Balcao, 5.5%, 7/16/20 (144A)	$1,349,963
	12,855,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	13,442,011
	1,000,000	Fly Leasing, Ltd., 6.375%, 10/15/21	1,031,250
	14,675,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	13,982,823
	7,300,000	MassMutual Global Funding II, 2.95%, 1/11/25 (144A)	6,974,609
	4,695,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22	4,659,788
			$41,440,444
		Total Diversified Financials	$222,265,306
		ENERGY - 6.3%
		Integrated Oil & Gas - 0.7%
	1,840,000	Neptune Energy Bondco PLC, 6.625%, 5/15/25 (144A)	$1,791,700
	3,550,000	Nostrum Oil & Gas Finance BV, 7.0%, 2/16/25 (144A)	3,106,250
	5,020,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	4,763,980
	3,160,000	Petrobras Global Finance BV, 7.375%, 1/17/27	3,156,050
	16,555,000	Petroleos Mexicanos, 3.5%, 1/30/23	15,672,122
	3,540,000	Petroleos Mexicanos, 6.5%, 3/13/27	3,629,987
	4,020,000	YPF SA, 6.95%, 7/21/27 (144A)	3,452,175
ARS	22,175,000	YPF SA, 16.5%, 5/9/22 (144A)	578,812
			$36,151,076
		Oil & Gas Exploration & Production - 0.8%
	5,785,000	Antero Resources Corp., 5.125%, 12/1/22	$5,799,462
	2,350,000	Antero Resources Corp., 5.625%, 6/1/23	2,379,375
	14,360,000	Continental Resources, Inc., 4.375%, 1/15/28	14,275,844
	5,755,000	Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25 (144A)	5,740,612
	1,075,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	1,072,313
	6,125,000	Newfield Exploration Co., 5.625%, 7/1/24	6,454,219
	4,815,000	Sanchez Energy Corp., 6.125%, 1/15/23	3,274,200
	1,025,000	Sanchez Energy Corp., 7.75%, 6/15/21	873,813
	2,135,000	SM Energy Co., 6.125%, 11/15/22	2,188,375
	1,325,000	SM Energy Co., 6.5%, 1/1/23	1,338,250
			$43,396,463
		Oil & Gas Refining & Marketing - 0.7%
	9,480,000	Andeavor, 5.375%, 10/1/22	$9,693,774
	7,108,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	7,072,460
	11,325,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	9,522,290
	10,067,000	Valero Energy Corp., 6.625%, 6/15/37	12,037,529
			$38,326,053
		Oil & Gas Storage & Transportation - 4.1%
	4,590,000	Boardwalk Pipelines LP, 4.95%, 12/15/24	$4,672,877
	7,115,000	Cheniere Energy Partners LP, 5.25%, 10/1/25 (144A)	6,940,327
	4,290,000	DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)	4,466,962
	8,470,000	Enable Midstream Partners LP, 3.9%, 5/15/24	8,107,940
	7,140,000	Enable Midstream Partners LP, 4.4%, 3/15/27	6,791,149
	Principal
	Amount
	USD ($)		Value
		Oil & Gas Storage & Transportation - (continued)
	5,155,000	Enable Midstream Partners LP, 4.95%, 5/15/28	$5,011,374
	4,899,000	Energy Transfer Equity LP, 5.5%, 6/1/27	4,899,000
	5,845,000	Energy Transfer Equity LP, 5.875%, 1/15/24	5,991,125
	5,730,000	Energy Transfer Partners LP, 6.0%, 6/15/48	5,729,354
	4,236,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	4,181,823
	3,683,000(d)	Enterprise Products Operating LLC, 6.066% (3 Month USD LIBOR + 371 bps), 8/1/66	3,692,208
	14,573,000	Kinder Morgan, Inc., 5.05%, 2/15/46	13,523,481
	13,855,000	Kinder Morgan, Inc., 5.55%, 6/1/45	13,946,920
	2,400,000	MPLX LP, 4.125%, 3/1/27	2,289,369
	17,410,000	MPLX LP, 4.875%, 12/1/24	17,949,129
	9,425,000	ONEOK, Inc., 6.875%, 9/30/28	11,017,376
	4,010,000	ONEOK, Inc., 7.5%, 9/1/23	4,592,606
	14,850,000	Phillips 66 Partners LP, 3.75%, 3/1/28	13,878,728
	17,750,000	Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/25	17,688,402
	7,260,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	7,377,521
	2,140,000	Spectra Energy Capital LLC, 6.75%, 7/15/18	2,142,678
	4,525,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	4,160,702
	3,715,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	3,730,796
	9,220,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	9,220,000
	3,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	2,976,000
	11,845,000	Western Gas Partners LP, 4.5%, 3/1/28	11,399,110
	8,485,000	Williams Cos., Inc., 5.75%, 6/24/44	8,771,369
	8,175,000	Williams Cos., Inc., 7.5%, 1/15/31	9,722,936
	8,690,000	Williams Cos., Inc., 7.75%, 6/15/31	10,438,254
			$225,309,516
		Total Energy	$343,183,108
		FOOD & STAPLES RETAILING - 0.7%
		Drug Retail - 0.4%
	14,795,000	CVS Health Corp., 4.1%, 3/25/25	$14,716,604
	4,888,790	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	5,224,459
	825,451	CVS Pass-Through Trust, 6.036%, 12/10/28	878,962
			$20,820,025
		Food Retail - 0.2%
	8,975,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$8,507,907
		Hypermarkets & Super Centers - 0.1%
	8,265,000	Walmart, Inc., 3.4%, 6/26/23	$8,326,515
		Total Food & Staples Retailing	$37,654,447
		FOOD, BEVERAGE & TOBACCO - 1.5%
		Distillers & Vintners - 0.2%
	3,679,000	Constellation Brands, Inc., 2.25%, 11/6/20	$3,590,367
	4,650,000	Pernod Ricard SA, 4.45%, 1/15/22 (144A)	4,781,124
			$8,371,491
		Packaged Foods & Meats - 0.8%
	8,715,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	$8,259,502
	620,000(g)	CFG Investment SAC, 9.75%, 7/30/19 (144A)	669,600
	2,350,000	JBS Investments GmbH, 7.75%, 10/28/20 (144A)	2,391,125
	2,250,000	JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	2,125,575
	12,770,000	MARB BondCo Plc, 6.875%, 1/19/25 (144A)	12,131,500
	873,000	Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)	883,913
	9,208,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	8,038,584
	3,325,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	3,046,531
	3,150,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	3,001,101
	3,679,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	3,626,212
			$44,173,643
		Tobacco - 0.5%
	4,420,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$4,552,600
	11,425,000	Altria Group, Inc., 2.625%, 1/14/20	11,362,864
	13,728,000	Reynolds American, Inc., 4.45%, 6/12/25	13,815,903
			$29,731,367
		Total Food, Beverage & Tobacco	$82,276,501
		HEALTH CARE EQUIPMENT & SERVICES - 2.4%
		Health Care Distributors - 0.4%
	11,320,000	AmerisourceBergen Corp., 3.45%, 12/15/27	$10,428,597
	15,171,000	Cardinal Health, Inc., 3.079%, 6/15/24	14,293,114
			$24,721,711
		Health Care Equipment - 0.7%
	13,220,000(c)	Becton Dickinson & Co., 3.211% (3 Month USD LIBOR + 88 bps), 12/29/20	$13,241,599
	12,190,000	Boston Scientific Corp., 4.0%, 3/1/28	11,918,404
	11,650,000	Medtronic, Inc., 3.15%, 3/15/22	11,556,687
			$36,716,690
		Health Care Facilities - 0.3%
	2,675,000	HCA, Inc., 5.875%, 5/1/23	$2,775,313
	3,785,000	Kindred Healthcare, Inc., 6.375%, 4/15/22	3,898,550
	4,810,000	Kindred Healthcare, Inc., 8.0%, 1/15/20	5,153,963
	2,415,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	2,540,278
			$14,368,104
	Principal
	Amount
	USD ($)		Value
		Health Care Services - 0.1%
	2,400,000	MEDNAX, Inc., 5.25%, 12/1/23 (144A)	$2,340,000
	1,277,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	1,273,808
			$3,613,808
		Health Care Technology - 0.1%
EUR	6,700,000	IQVIA, Inc., 2.875%, 9/15/25 (144A)	$7,293,002
		Managed Health Care - 0.8%
	7,972,000	Anthem, Inc., 3.35%, 12/1/24	$7,701,410
	5,456,000	Anthem, Inc., 3.65%, 12/1/27	5,168,410
	1,380,000	Anthem, Inc., 4.101%, 3/1/28	1,349,965
	3,670,000	Centene Corp., 4.75%, 5/15/22	3,692,937
	5,850,000	Centene Corp., 5.625%, 2/15/21	5,973,581
	3,905,000	Centene Corp., 6.125%, 2/15/24	4,114,894
	4,920,000	Humana, Inc., 3.95%, 3/15/27	4,838,178
	11,675,000	Molina Healthcare, Inc., 5.375%, 11/15/22	11,747,969
			$44,587,344
		Total Health Care Equipment & Services	$131,300,659
		INSURANCE - 5.7%
		Insurance Brokers - 0.3%
	13,503,000	Brown & Brown, Inc., 4.2%, 9/15/24	$13,537,529
		Life & Health Insurance - 0.3%
	4,800,000	Protective Life Global Funding, 2.615%, 8/22/22 (144A)	$4,632,505
	5,000,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	4,781,660
	5,285,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	5,563,406
	872,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	1,154,559
			$16,132,130
		Multi-line Insurance - 0.7%
	10,060,000	AXA SA, 8.6%, 12/15/30	$12,876,800
	16,401,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	22,729,796
	3,800,000	Liberty Mutual Insurance Co., 8.5%, 5/15/25 (144A)	4,692,296
			$40,298,892
		Property & Casualty Insurance - 0.4%
	10,110,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	$10,787,059
	11,760,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	10,737,000
			$21,524,059
		Reinsurance - 4.0%
	1,800,000+(h)(i)	Ailsa Re 2017, Variable Rate Notes, 6/15/19	$1,800,000
	2,400,000(c)	Alamo Re, 6.765% (3 Month U.S. Treasury Bill + 485 bps), 6/8/20 (144A) (Cat Bond)	2,430,960
	2,133,500+(h)(i)	Arlington Re 2015, Variable Rate Notes, 8/1/18	103,688
	1,904,000+(h)(i)	Arlington Re 2016, Variable Rate Notes, 8/31/18	248,472
	3,605,000+(h)(i)	Berwick Re 2017-1, Variable Rate Notes, 2/1/19	238,651
	12,877,188+(h)(i)	Berwick Re 2018-1, Variable Rate Notes, 12/31/21	13,192,679
	1,750,000+(h)(i)	Blue Lotus Re, Variable Rate Notes, 12/31/21	1,849,400
	2,250,000(c)	Bowline Re, 6.417% (3 Month U.S. Treasury Bill + 450 bps), 5/23/22 (144A) (Cat Bond)	2,245,050
	11,480,000+(h)(i)	Carnoustie Re 2015, Variable Rate Notes, 7/1/18	36,736
	10,280,000+(h)(i)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	277,560
	10,188,000+(h)(i)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	2,589,790
	3,000,000+(h)(i)	Carnoustie Re 2018, Variable Rate Notes, 12/31/21	3,105,900
	1,800,000(c)	Casablanca Re, 5.814% (6 Month USD LIBOR + 375 bps), 6/4/20 (144A) (Cat Bond)	1,807,920
	2,800,000+(h)(i)	Castle Stuart Re 2018, Variable Rate Notes, 12/1/21	2,835,280
	1,000,000(c)	Citrus Re, 2.415% (1 Month U.S. Treasury Bill + 50 bps), 4/9/20 (144A) (Cat Bond)	740,000
	2,000,000+(h)(i)	Clarendon Re 2018, Variable Rate Notes, 1/15/19	1,783,200
	5,580,000(c)	Cranberry Re, 5.815% (3 Month U.S. Treasury Bill + 390 bps), 7/6/18 (144A) (Cat Bond)	5,576,094
	3,000,000+(h)(i)	Cypress Re 2018, Variable Rate Notes, 1/15/19	2,849,400
	1,250,000+(h)(i)	EC0012 Re, Variable Rate Notes, 6/15/19	1,217,875
	1,550,000+(h)(i)	Eden Re II, Variable Rate Notes, 3/22/21 (144A)	890,165
	3,100,000+(h)(i)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	3,240,430
	4,650,000+(h)(i)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	4,857,855
	2,000,000(c)	Galilei Re, 6.968% (6 Month USD LIBOR + 545 bps), 1/8/20 (144A) (Cat Bond)	2,004,600
	2,000,000(c)	Galilei Re, 6.988% (6 Month USD LIBOR + 545 bps), 1/8/21 (144A) (Cat Bond)	2,019,600
	1,900,000(c)	Galilei Re, 8.048% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A) (Cat Bond)	1,910,260
	2,500,000(c)	Galilei Re, 8.068% (6 Month USD LIBOR + 653 bps), 1/8/21 (144A) (Cat Bond)	2,542,250
	6,500,000+(h)(i)	Gleneagles Re 2016, Variable Rate Notes, 11/30/20	603,656
	1,500,000+(h)(i)	Gleneagles Re 2018, Variable Rate Notes, 12/31/21	1,559,550
	3,150,000(c)	Golden State Re II, 4.115% (3 Month U.S. Treasury Bill + 220 bps), 1/8/19 (144A) (Cat Bond)	3,148,425
	2,585,000+(h)(i)	Gullane Re 2018, Variable Rate Notes, 12/31/21	2,574,660
	3,000,000+(h)(i)	Harambee Re 2018, Variable Rate Notes, 12/31/21	3,032,400
	1,350,000(c)	International Bank for Reconstruction & Development, 4.641% (3 Month USD LIBOR + 250 bps), 2/14/20 (144A) (Cat Bond)	1,346,585
	1,950,000(c)	International Bank for Reconstruction & Development, 4.641% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A) (Cat Bond)	1,940,211
	1,550,000(c)	International Bank for Reconstruction & Development, 5.143% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A) (Cat Bond)	1,542,296
	2,400,000(c)	International Bank for Reconstruction & Development, 9.02% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A) (Cat Bond)	2,399,952
	5,447,269+(h)(i)	Kilarney Re 2018, Variable Rate Notes, 4/15/19	5,761,032
	Principal
	Amount
	USD ($)		Value
		Reinsurance - (continued)
	2,500,000(c)	Kilimanjaro Re, 6.809% (3 Month USD LIBOR + 465 bps), 5/6/22 (144A) (Cat Bond)	$2,496,500
	4,850,000(c)	Kilimanjaro Re, 8.665% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	4,839,815
	3,400,000(c)	Kilimanjaro Re, 11.165% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	3,374,160
	3,500,000(c)	Kilimanjaro II Re, 7.921% (6 Month USD LIBOR + 572 bps), 4/20/21 (144A) (Cat Bond)	3,563,350
	4,500,000(c)	Kilimanjaro II Re, 9.341% (6 Month USD LIBOR + 714 bps), 4/20/21 (144A) (Cat Bond)	4,527,000
	3,900,000+(h)(i)	Kingsbarns Re 2017, Variable Rate Notes, 5/15/19	2,680,470
	250,000+(h)(i)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	248,225
	1,850,000+(h)(i)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	1,836,865
	3,000,000+(h)(i)	Limestone Re 2018, Variable Rate Notes, 3/1/22	3,000,000
EUR	1,500,000(c)	Lion II Re, DAC, 3.17% (3 Month EURIBOR + 317 bps), 7/15/21 (144A) (Cat Bond)	1,752,825
	2,600,000(c)	Long Point Re III, 4.665% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A) (Cat Bond)	2,603,380
	4,000,000+(h)(i)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	3,725,600
	3,117,423+(h)(i)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	3,117,423
	4,000,000+(h)(i)	Madison Re 2016, Variable Rate Notes, 3/31/19	111,200
	3,000,000+(h)(i)	Madison Re 2017, Variable Rate Notes, 12/31/19	791,700
	2,500,000+(h)(i)	Madison Re 2018, Variable Rate Notes, 12/31/21	2,624,250
	1,000,000+(h)(i)	Merion Re 2018-1, Variable Rate Notes, 12/31/21	892,000
	8,500,000+(h)(i)	Merion Re 2018-2, Variable Rate Notes, 12/31/21	9,062,700
	1,250,000+(h)(i)	Oakmont Re 2017, Variable Rate Notes, 4/13/18	14,375
	1,000,000+(h)(i)	Oakmont Re 2018, Variable Rate Notes, 4/15/19	938,600
	2,000,000+(h)(i)	Old Head Re 2018, Variable Rate Notes, 12/31/21	1,751,000
	15,300,000+(h)(i)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	27,540
	14,520,000+(h)(i)	Pangaea Re 2015-2, Variable Rate Notes, 11/30/19	71,148
	14,000,000+(h)(i)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	99,820
	6,150,000+(h)(i)	Pangaea Re 2016-2, Variable Rate Notes, 11/30/20	354,240
	6,000,000+(h)(i)	Pangaea Re 2017-1, Variable Rate Notes, 11/30/21	32,760
	4,750,000+(h)(i)	Pangaea Re 2018-1, Variable Rate Notes, 12/31/21	5,016,000
	7,100,000+(h)(i)	Pangaea Re 2018-3, Variable Rate Notes, 7/1/22	7,121,300
	1,650,000+(c)	Panthera Re, 5.415% (3 Month U.S. Treasury Bill + 350 bps), 3/9/20 (144A) (Cat Bond)	1,663,530
	250,000(c)	PennUnion Re, 6.415% (3 Month U.S. Treasury Bill + 450 bps), 12/7/18 (144A) (Cat Bond)	248,275
	6,000,000+(h)(i)	Pinehurst Re, Variable Rate Notes, 1/15/19	5,764,800
	2,200,000+(h)(i)	Portrush Re 2017, Variable Rate Notes, 6/15/18	2,088,900
	3,554,000+(h)(i)	Prestwick Re 2015-1, Variable Rate Notes, 7/1/18	60,418
	2,800,000+(h)(i)	Promissum Re 2018, Variable Rate Notes, 6/15/19	2,635,360
	3,000,000(c)	Residential Reinsurance 2016, 5.735% (3 Month U.S. Treasury Bill + 382 bps), 12/6/20 (144A) (Cat Bond)	3,012,300
	2,250,000+(h)(i)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	2,250,000
	5,300,000+(h)(i)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	5,300,000
	250,000+(h)(i)	Resilience Re, Variable Rate Notes, 6/7/19	243,675
	2,400,000+(h)(i)	Resilience Re, Variable Rate Notes, 4/8/19	2,187,600
	3,100,000+(h)(i)	Resilience Re, Variable Rate Notes, 6/4/18	620
	4,500,000+(h)(i)	Resilience Re, Variable Rate Notes, 5/1/19	90,000
	1,700,000+(h)(i)	Resilience Re, Variable Rate Notes,, 1/8/19	1,630,470
	3,150,000(c)	Sanders Re, 5.183% (6 Month USD LIBOR + 300 bps), 12/6/21 (144A) (Cat Bond)	3,144,645
	2,000,000+(h)(i)	Sector Re V, Series 6, Class D, Variable Rate Notes, 12/1/21 (144A)	184,600
	1,000,000+(h)(i)	Sector Re V, Series 7, Class C, Variable Rate Notes, 12/1/22 (144A)	1,059,300
	1,250,000+(h)(i)	Sector Re V, Series 7, Class C, Variable Rate Notes, 12/1/22 (144A)	1,324,125
	2,500,014+(h)(i)	Sector Re V, Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	1,833,260
	1,000,000+(h)(i)	Sector Re V, Series 8, Class F, Variable Rate Notes, 3/1/23 (144A)	1,009,500
	2,499,986+(h)(i)	Sector Re V, Series 8, Class G, Variable Rate Notes, 3/1/23 (144A)	2,523,736
	750,000+(h)(i)	Seminole Re 2018, Variable Rate Notes, 1/15/19	686,550
	5,350,000+(h)(i)	Silverton Re, Variable Rate Notes, 9/17/18 (144A)	27,820
	3,000,000+(h)(i)	Silverton Re, Variable Rate Notes, 9/16/19 (144A)	627,000
	5,855,000+(h)(i)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	1,185,052
	2,606,976+(h)(i)	St. Andrews Re 2017-4, Variable Rate Notes, 4/1/18	2,863,502
	1,000,000+(h)(i)	Thopas Re 2018, Variable Rates Notes, 12/31/21	1,050,000
	5,000,000(c)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A) (Cat Bond)	5,004,500
	2,550,000(c)	Ursa Re, 4.0% (ZERO + 400 bps), 12/10/19 (144A) (Cat Bond)	2,547,450
	2,000,000(c)	Ursa Re, 6.0% (ZERO + 600 bps), 5/27/20 (144A) (Cat Bond)	2,022,200
	14,121,000+(h)(i)	Versutus Re, Variable Rate Notes, 11/30/20	108,732
	5,750,000+(h)(i)	Versutus Re, Variable Rate Notes, 11/30/21	142,600
	3,000,000+(h)(i)	Versutus Re, Variable Rate Notes, 12/31/21	3,057,300
	1,250,000+(h)(i)	Viribus Re 2018, Variable Rate Notes, 12/31/21	1,311,625
	950,000(c)	Vitality Re V, 3.665% (3 Month U.S. Treasury Bill + 175 bps), 1/7/19 (144A) (Cat Bond)	947,720
	2,900,000(c)	Vitality Re VII, 4.065% (3 Month U.S. Treasury Bill + 215 bps), 1/7/20 (144A) (Cat Bond)	2,912,470
	550,000+(h)(i)	Walton Re 2018, Variable Rate Notes, 6/15/19	447,298
	1,800,000+(h)(i)	Woburn Re 2018, Variable Rate Notes, 12/31/21	1,858,680
			$218,032,441
		Total Insurance	$309,525,051
		MATERIALS - 1.5%
		Aluminum - 0.0%†
	3,550,000	Rusal Capital, DAC, 5.125%, 2/2/22 (144A)	$2,082,785
		Commodity Chemicals - 0.1%
	4,005,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	$3,794,737
		Construction Materials - 0.0%†
	1,790,000	Cemex SAB de CV, 7.75%, 4/16/26 (144A)	$1,939,286
	Principal
	Amount
	USD ($)		Value
		Copper - 0.1%
	7,420,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	$7,011,900
		Diversified Chemicals - 0.2%
	4,600,000	Braskem Netherlands Finance BV, 3.5%, 1/10/23 (144A)	$4,324,920
	6,600,000	CF Industries, Inc., 3.45%, 6/1/23	6,245,184
			$10,570,104
		Diversified Metals & Mining - 0.6%
	1,650,000	Anglo American Capital Plc, 4.0%, 9/11/27 (144A)	$1,536,186
	3,500,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	3,450,766
	8,500,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	8,541,698
	6,030,000	Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)	6,060,150
	1,338,000	Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (144A)	1,358,070
	3,775,000	Rusal Capital, DAC, 4.85%, 2/1/23 (144A)	2,214,793
	6,360,000	Vedanta Resources Plc, 6.125%, 8/9/24 (144A)	5,589,944
	1,775,000	Vedanta Resources Plc, 6.375%, 7/30/22 (144A)	1,690,688
	2,000,000	Vedanta Resources Plc, 7.125%, 5/31/23	1,885,000
			$32,327,295
		Metal & Glass Containers - 0.1%
EUR	2,055,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 6.75%, 5/15/24 (144A)	$2,578,787
		Paper Packaging - 0.2%
	10,035,000	International Paper Co., 6.0%, 11/15/41	$11,079,804
		Precious Metals & Minerals - 0.1%
	6,550,000	Fresnillo Plc, 5.5%, 11/13/23 (144A)	$6,754,687
		Steel - 0.1%
	5,680,000	United States Steel Corp., 6.25%, 3/15/26	$5,601,957
		Total Materials	$83,741,342
		MEDIA - 0.6%
		Cable & Satellite - 0.4%
	6,225,000	Altice US Finance I Corp., 5.5%, 5/15/26 (144A)	$6,007,125
	1,345,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	1,284,475
	4,350,000	SFR Group SA, 6.0%, 5/15/22 (144A)	4,365,443
	3,945,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	3,797,063
	6,439,000	Sky Plc, 3.75%, 9/16/24 (144A)	6,401,809
			$21,855,915
		Movies & Entertainment - 0.2%
	12,292,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	$11,612,375
		Total Media	$33,468,290
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
		Biotechnology - 0.3%
	13,560,000	Biogen, Inc., 5.2%, 9/15/45	$14,390,162
		Pharmaceuticals - 1.2%
	9,225,000	Allergan Funding SCS, 4.85%, 6/15/44	$8,910,398
	5,390,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	5,418,842
	3,684,000	Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23 (144A)	2,947,200
	660,000	Horizon Pharma, Inc., 6.625%, 5/1/23	664,125
	9,160,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	8,915,011
	10,968,000	Perrigo Finance Unlimited Co., 4.375%, 3/15/26	10,734,381
	14,849,000	Shire Acquisitions Investments Ireland, DAC, 2.875%, 9/23/23	13,969,858
EUR	4,905,000	Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23 (144A)	5,405,404
	8,000,000	Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23	8,816,154
			$65,781,373
		Total Pharmaceuticals, Biotechnology & Life Sciences	$80,171,535
		REAL ESTATE - 1.5%
		Diversified REIT - 0.3%
	2,825,000	Duke Realty LP, 3.25%, 6/30/26	$2,649,617
	12,440,000	Essex Portfolio LP, 3.625%, 5/1/27	11,897,350
			$14,546,967
		Health Care REIT - 0.3%
	10,165,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	$9,554,069
	5,895,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	5,593,378
			$15,147,447
		Office REIT - 0.5%
	100,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$99,184
	2,552,000	Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	2,559,561
	11,010,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	11,362,983
	10,831,000	Highwoods Realty LP, 3.625%, 1/15/23	10,632,747
	4,185,000	Highwoods Realty LP, 4.125%, 3/15/28	4,109,772
			$28,764,247
		Residential REIT - 0.2%
	10,535,000	UDR, Inc., 3.5%, 1/15/28	$9,943,081
		Specialized REIT - 0.2%
	6,175,000	Equinix, Inc., 5.75%, 1/1/25	$6,219,460
	5,900,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.0%, 4/15/23 (144A)	5,689,813
			$11,909,273
		Total Real Estate	$80,311,015
	Principal
	Amount
	USD ($)		Value
		RETAILING - 0.7%
		Internet Retail - 0.7%
	4,185,000	Amazon.com, Inc., 2.8%, 8/22/24	$4,032,407
	15,200,000	Booking Holdings, Inc., 3.55%, 3/15/28	14,467,831
	9,810,000	Expedia Group, Inc., 4.5%, 8/15/24	9,797,955
	7,725,000	Expedia, Inc., 3.8%, 2/15/28	7,074,151
			$35,372,344
		Specialty Stores - 0.0%†
	3,000,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	$2,310,300
		Total Retailing	$37,682,644
		SOFTWARE & SERVICES - 0.2%
		Internet Software & Services - 0.2%
	11,575,000	Alibaba Group Holding, Ltd., 3.4%, 12/6/27	$10,784,871
		Total Software & Services	$10,784,871
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
		Electronic Components - 0.6%
	15,741,000	Amphenol Corp., 3.2%, 4/1/24	$15,185,991
EUR	3,580,000	Belden, Inc., 2.875%, 9/15/25 (144A)	4,062,272
	7,865,000	Belden, Inc., 3.375%, 7/15/27 (144A)	8,715,872
	2,700,000	Belden, Inc., 3.875%, 3/15/28 (144A)	2,987,990
			$30,952,125
		Electronic Manufacturing Services - 0.3%
	15,200,000	Flex, Ltd., 5.0%, 2/15/23	$15,508,206
		Technology Hardware, Storage & Peripherals - 0.2%
	10,635,000	NCR Corp., 6.375%, 12/15/23	$11,020,519
		Total Technology Hardware & Equipment	$57,480,850
		TELECOMMUNICATION SERVICES - 1.2%
		Integrated Telecommunication Services - 0.3%
	3,510,000	CenturyLink, Inc., 7.6%, 9/15/39	$2,913,300
	3,100,000	CenturyLink, Inc., 7.65%, 3/15/42	2,573,000
	982,000	Frontier Communications Corp., 8.75%, 4/15/22	829,790
	7,150,000	GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)	7,015,520
	3,250,000	Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/23	1,917,500
			$15,249,110
		Wireless Telecommunication Services - 0.9%
	1,425,000	Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)	$1,398,139
	5,700,000	Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	5,845,819
	1,325,000	Digicel Group, Ltd., 8.25%, 9/30/20 (144A)	1,000,375
	9,600,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)	8,700,000
	6,850,000	MTN Mauritius Investment, Ltd., 6.5%, 10/13/26 (144A)	6,858,275
	770,000	SBA Tower Trust, 2.877%, 7/9/21 (144A)	747,951
	10,050,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	10,151,321
	4,375,000	Sprint Corp., 7.25%, 9/15/21	4,550,000
	4,000,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.738%, 3/20/25 (144A)	3,969,200
	1,800,000	T-Mobile USA, Inc., 4.75%, 2/1/28	1,667,250
	3,304,000	Wind Tre S.p.A., 5.0%, 1/20/26 (144A)	2,618,420
			$47,506,750
		Total Telecommunication Services	$62,755,860
		TRANSPORTATION - 0.7%
		Airlines - 0.4%
	42,313	Continental Airlines 1999-1 Class B Pass Through Trust, 6.795%, 8/2/18	$42,313
	971,509	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	980,544
	3,400,000	Delta Air Lines, Inc., 2.875%, 3/13/20	3,377,607
	3,752,835	Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	3,762,217
	14,242,778	Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 11/15/27	13,470,819
			$21,633,500
		Highways & Railtracks - 0.1%
MXN	87,500,000	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	$4,212,456
		Trucking - 0.2%
	3,386,487(g)	Inversiones Alsacia SA, 8.0%, 12/31/18 (144A)	$84,662
	5,595,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (144A)	5,514,710
	8,585,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.95%, 3/10/25 (144A)	8,484,881
			$14,084,253
		Total Transportation	$39,930,209
		UTILITIES - 2.2%
		Electric Utilities - 1.1%
	4,720,000	Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)	$5,109,589
	4,670,000(b)(d)	Electricite de France SA, 5.25% (USD Swap Rate + 371 bps) (144A)	4,557,920
	5,655,000(d)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	6,291,187
	6,600,000	Israel Electric Corp., Ltd., 4.25%, 8/14/28 (144A)	6,346,943
	1,750,000	Israel Electric Corp., Ltd., 5.0%, 11/12/24 (144A)	1,796,375
	1,118,000	Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	1,139,522
	85,000	Nevada Power Co., 6.5%, 8/1/18	85,244
	13,845,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	13,308,169
	2,336,000	NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)	2,184,160
	Principal
	Amount
	USD ($)		Value
		Electric Utilities - (continued)
	14,425,000(b)(d)	Southern California Edison Co., 6.25% (3 Month USD LIBOR + 420 bps)	$15,362,625
	2,750,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	2,653,750
	2,750,000	TerraForm Power Operating LLC, 5.0%, 1/31/28 (144A)	2,605,625
			$61,441,109
		Gas Utilities - 0.5%
	4,040,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$3,811,190
	2,905,000	DCP Midstream Operating LP, 3.875%, 3/15/23	2,806,956
	5,495,000	DCP Midstream Operating LP, 5.6%, 4/1/44	5,185,906
	1,965,000	Nakilat, Inc., 6.067%, 12/31/33 (144A)	2,147,156
	3,474,229	Nakilat, Inc., 6.267%, 12/31/33 (144A)	3,796,290
	10,494,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	9,881,110
			$27,628,608
		Independent Power Producers & Energy Traders - 0.4%
	1,046,116	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$1,125,448
	7,339,000	Calpine Corp., 5.75%, 1/15/25	6,710,598
	8,380,000	Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)	8,673,300
	1,278,027	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	1,290,644
	1,900,000	NRG Energy, Inc., 6.625%, 1/15/27	1,952,250
	395,000	NRG Energy, Inc., 7.25%, 5/15/26	420,675
			$20,172,915
		Multi-Utilities - 0.2%
	11,460,000	Sempra Energy, 3.4%, 2/1/28	$10,751,461
		Total Utilities	$119,994,093
		TOTAL CORPORATE BONDS
		(Cost $2,220,417,453)	$2,202,667,303
		FOREIGN GOVERNMENT BONDS - 2.6% of Net Assets
		Argentina - 0.4%
	2,050,000	Argentine Republic Government International Bond, 6.625%, 7/6/28	$1,727,125
	4,090,000	Argentine Republic Government International Bond, 7.5%, 4/22/26	3,773,025
	8,500,000	Autonomous City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)	7,701,510
	1,814,154	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	1,775,603
	2,315,000	Provincia de Buenos Aires, 9.125%, 3/16/24 (144A)	2,222,400
	8,955,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)	7,206,805
			$24,406,468
		Bahrain - 0.1%
	5,010,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$4,473,830
		Cayman Islands - 0.2%
	9,600,000	Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)	$9,168,000
		Egypt - 0.3%
EGP	279,200,000(j)	Egypt Treasury Bills, 9/11/18	$15,066,032
		Ivory Coast - 0.2%
EUR	5,250,000	Ivory Coast Government International Bond, 5.25%, 3/22/30 (144A)	$5,848,328
	2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	2,203,125
	4,865,000	Ivory Coast Government International Bond, 6.375%, 3/3/28 (144A)	4,585,263
			$12,636,716
		Mexico - 0.2%
MXN	176,043,000	Mexican Bonos, 6.5%, 6/9/22	$8,496,941
MXN	46,890,000	Mexican Bonos, 7.5%, 6/3/27	2,345,172
			$10,842,113
		Nigeria - 0.2%
	10,915,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)	$10,913,581
		Norway - 0.2%
NOK	63,500,000	Norway Government Bond, 2.0%, 5/24/23 (144A)	$8,023,910
		Oman - 0.1%
	7,369,000	Oman Government International Bond, 5.625%, 1/17/28 (144A)	$6,936,071
		Russia - 0.0%†
RUB	25,000	Russian Federal Bond - OFZ, 7.6%, 7/20/22	$403
		Saudi Arabia - 0.2%
	8,567,000	Saudi Government International Bond, 4.0%, 4/17/25 (144A)	$8,524,679
		Sri Lanka - 0.1%
	7,225,000	Sri Lanka Government International Bond, 5.75%, 4/18/23 (144A)	$6,917,287
		Uruguay - 0.4%
UYU	313,503,000	Uruguay Government International Bond, 8.5%, 3/15/28 (144A)	$8,579,605
UYU	335,025,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	10,518,167
			$19,097,772
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $157,053,464)	$137,006,862
		MUNICIPAL BONDS - 2.0% of Net Assets(k)
		Municipal General - 0.5%
	17,600,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 3.985%, 1/1/29	$18,097,728
	4,480,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 4.532%, 1/1/35	4,841,939
	2,040,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/36	2,105,137
	3,500,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	3,583,405
			$28,628,209
	Principal
	Amount
	USD ($)		Value
		Municipal Higher Education - 0.6%
	2,300,000	Amherst College, 3.794%, 11/1/42	$2,277,371
	4,550,000	Baylor University, Series A, 4.313%, 3/1/42	4,623,846
	5,155,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	6,801,868
	2,840,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	3,670,161
	3,585,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	4,730,659
	9,860,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/47	10,266,725
			$32,370,630
		Municipal Medical - 0.1%
	5,730,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	$5,890,211
		Municipal Obligation - 0.5%
	20,165,000(l)	Commonwealth of Pennsylvania, 1st Series, 4.0%, 1/1/29	$21,187,970
	13,525,000(g)(l)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	5,477,625
			$26,665,595
		Municipal School District - 0.1%
	2,870,000(l)	State of Florida, Capital Outlay, Series C, 4.0%, 6/1/31	$3,113,950
		Municipal Transportation - 0.1%
	2,830,000	Central Florida Expressway Authority, Senior Lien, 5.0%, 7/1/38	$3,254,047
	2,620,000	Port Authority of New York & New Jersey, Consolidated-174TH, 4.458%, 10/1/62	2,782,623
			$6,036,670
		Municipal Water - 0.1%
	2,880,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/35	$3,048,797
	2,915,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/39	3,064,452
			$6,113,249
		TOTAL MUNICIPAL BONDS
		(Cost $113,409,248)	$108,818,514
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 6.2% of Net Assets*(c)
		AUTOMOBILES & COMPONENTS - 0.2%
		Auto Parts & Equipment - 0.2%
	2,181,775	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.35% (LIBOR + 225 bps), 4/6/24	$2,176,866
	1,435,466	Federal-Mogul Corp., Tranche C Term Loan, 5.825% (LIBOR + 375 bps), 4/15/21	1,440,250
	4,767,327	TI Group Automotive Systems LLC, Initial US Term Loan, 4.594% (LIBOR + 250 bps), 6/30/22	4,776,265
	872,013	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.813% (LIBOR + 275 bps), 3/7/24	869,833
			$9,263,214
		Tires & Rubber - 0.0%†
	3,308,333	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.05% (LIBOR + 200 bps), 3/3/25	$3,317,117
		Total Automobiles & Components	$12,580,331
		CAPITAL GOODS - 0.8%
		Aerospace & Defense - 0.1%
	3,127,217	Alion Science and Technology Corp., First Lien Term Loan, 6.594% (LIBOR + 450 bps), 8/19/21	$3,152,625
	4,911,970	DynCorp International, Inc., Term Loan B2, 8.088% (LIBOR + 600 bps), 7/7/20	4,934,481
			$8,087,106
		Building Products - 0.1%
	1,636,907	Atkore International, Inc., First Lien Initial Incremental Term Loan, 5.09% (LIBOR + 275 bps), 12/22/23	$1,636,702
	840,046	Builders FirstSource, Inc., Refinancing Term Loan, 5.334% (LIBOR + 300 bps), 2/29/24	841,471
	2,087,921	Quikrete Holdings, Inc., First Lien Initial Term Loan, 4.844% (LIBOR + 275 bps), 11/15/23	2,082,120
	948,297	Summit Materials LLC, New Term Loan, 4.094% (LIBOR + 200 bps), 11/21/24	947,586
			$5,507,879
		Construction Machinery & Heavy Trucks - 0.1%
	1,266,590	Clark Equipment Co., (aka Doosan Bobcat, Inc.), Repriced Term Loan, 4.334% (LIBOR + 200 bps), 5/18/24	$1,260,059
	2,602,642	Navistar, Inc., Tranche B Term Loan, 5.53% (LIBOR + 350 bps), 11/6/24	2,614,029
	1,590,144	Terex Corp., 2018 Incremental US Term Loan, 4.334% (LIBOR + 200 bps), 1/31/24	1,589,150
			$5,463,238
		Electrical Components & Equipment - 0.1%
	1,315,000	Pelican Products, Inc., First Lien Term Loan, 5.483% (LIBOR + 350 bps), 5/1/25	$1,317,054
	2,091,309	WireCo WorldGroup, Inc., First Lien Initial Term Loan, 7.094% (LIBOR + 500 bps), 9/29/23	2,108,050
			$3,425,104
		Industrial Conglomerates - 0.2%
	477,063	AVSC Holding Corp., First Lien Initial Term Loan, 5.241% (LIBOR + 325 bps), 3/3/25	$472,889
	3,084,708	DTI Holdco, Inc., Replacement B-1 Term Loan, 6.844% (LIBOR + 475 bps), 9/29/23	3,084,708
	2,197,985	Gates Global LLC, Initial B-2 Dollar Term Loan, 5.084% (LIBOR + 275 bps), 4/1/24	2,200,275
	3,280,206	Milacron LLC, Term B Loan, 4.594% (LIBOR + 250 bps), 9/28/23	3,286,356
			$9,044,228
		Industrial Machinery - 0.1%
	4,925,215	NN, Inc., Tranche B Term Loan, 5.844% (LIBOR + 375 bps), 10/19/22	$4,925,215
	3,072,544	Tank Holding Corp. Replacement Term Loan, 5.746% (LIBOR + 350 bps), 3/16/22	3,084,706
			$8,009,921
		Trading Companies & Distributors - 0.1%
	4,793,547	Univar USA, Inc., Term B-3 Loan, 4.594% (LIBOR + 250 bps), 7/1/24	$4,790,551
	651,455	WESCO Distribution, Inc., Tranche B-1 Term Loan, 5.094% (LIBOR + 300 bps), 12/12/19	652,270
			$5,442,821
		Total Capital Goods	$44,980,297
	Principal
	Amount
	USD ($)		Value
		COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
		Diversified Support Services - 0.0%†
	253,661	Patriot Container Corp., First Lien Closing Date Term Loan, 5.588% (LIBOR + 350 bps), 3/20/25	$255,168
		Environmental & Facilities Services - 0.1%
	3,546,739	WCA Waste Systems, Inc., Initial Term Loan, 4.594% (LIBOR + 250 bps), 8/11/23	$3,542,306
	1,338,377	Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), Initial Term Loan, 4.844% (LIBOR + 275 bps), 9/27/24	1,337,541
			$4,879,847
		Security & Alarm Services - 0.0%†
	3,158,422	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 5.805% (LIBOR + 350 bps/PRIME + 250 bps), 5/24/24	$3,178,162
		Total Commercial & Professional Services	$8,313,177
		CONSUMER DURABLES & APPAREL - 0.2%
		Housewares & Specialties - 0.1%
	2,180,404	Prestige Brands, Inc., Term B-4 Loan, 4.094% (LIBOR + 200 bps), 1/26/24	$2,175,863
	3,340,417	Reynolds Group Holdings, Inc., Incremental US Term Loan, 4.844% (LIBOR + 275 bps), 2/5/23	3,339,953
			$5,515,816
		Leisure Products - 0.1%
	992,500	Bass Pro Group LLC, Initial Term Loan, 7.094% (LIBOR + 500 bps), 9/25/24	$996,532
	2,160,630	Bombardier Recreational Products, Inc., Term B Loan, 4.09% (LIBOR + 200 bps), 5/23/25	2,147,126
			$3,143,658
		Total Consumer Durables & Apparel	$8,659,474
		CONSUMER SERVICES - 0.5%
		Casinos & Gaming - 0.1%
	7,981,625	Scientific Games International, Inc., Initial Term B-5 Loan, 4.906% (LIBOR + 275 bps), 8/14/24	$7,960,673
		Education Services - 0.0%†
	1,840,118	Laureate Education, Inc., Series 2024 Term Loan, 5.594% (LIBOR + 350 bps), 4/26/24	$1,843,826
		Hotels, Resorts & Cruise Lines - 0.1%
	3,898,402	Sabre GLBL, Inc., 2018 Other Term B Loan, 4.094% (LIBOR + 200 bps), 2/22/24	$3,895,155
		Leisure Facilities - 0.1%
	5,688,749	Fitness International LLC, Term B Loan, 5.48% (LIBOR + 325 bps), 4/18/25	$5,710,793
	1,230,704	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.85% (LIBOR + 175 bps), 6/30/22	1,236,088
			$6,946,881
		Restaurants - 0.1%
	4,586,110	Golden Nugget, Inc., Initial Term B Loan, 4.823% (LIBOR + 275 bps), 10/4/23	$4,588,678
		Specialized Consumer Services - 0.1%
	1,188,988	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 5.844% (LIBOR + 375 bps), 7/28/22	$1,173,085
	1,833,212	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 6.084% (LIBOR + 375 bps), 8/12/22	1,837,223
	1,411,396	Prime Security Services Borrower LLC, First Lien 2016-2 Refinancing Term B-1 Loan, 4.844% (LIBOR + 275 bps), 5/2/22	1,406,876
			$4,417,184
		Total Consumer Services	$29,652,397
		DIVERSIFIED FINANCIALS - 0.2%
		Diversified Capital Markets - 0.1%
	4,253,768	Nexeo Solutions LLC, Term B-1 Loan, 5.584% (LIBOR + 325 bps), 6/9/23	$4,264,403
		Other Diversified Financial Services - 0.0%†
	1,235,293	Livingston International, Inc., First Lien Refinancing Term B-3 Loan, 8.084% (LIBOR + 575 bps), 3/20/20	$1,229,116
		Specialized Finance - 0.1%
	2,649,263	Trans Union LLC, 2017 Replacement Term B-3 Loan, 4.094% (LIBOR + 200 bps), 4/10/23	$2,645,289
	1,945,023	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 4.094% (LIBOR + 200 bps), 8/4/23	1,933,937
			$4,579,226
		Total Diversified Financials	$10,072,745
		ENERGY - 0.2%
		Oil & Gas Storage & Transportation - 0.2%
	2,263,644	Energy Transfer Equity LP, Refinanced Term Loan, 4.091% (LIBOR + 200 bps), 2/2/24	$2,247,020
	9,850,280	Gulf Finance LLC, Tranche B Term Loan, 7.59% (LIBOR + 525 bps), 8/25/23	8,545,118
		Total Energy	$10,792,138
		FOOD & STAPLES RETAILING - 0.1%
		Food Distributors - 0.0%†
	2,243,549	CSM Bakery Solutions, Ltd., First Lien Term Loan, 6.31% (LIBOR + 400 bps), 7/3/20	$2,187,460
		Food Retail - 0.1%
	1,161,720	Albertson's LLC, 2017-1 Term B-4 Loan, 4.844% (LIBOR + 275 bps), 8/25/21	$1,151,283
	491,297	Albertson's LLC, 2017-1 Term B-5 Loan, 5.337% (LIBOR + 300 bps), 12/21/22	486,883
	1,375,499	Albertson's LLC, 2017-1 Term B-6 Loan, 5.319% (LIBOR + 300 bps), 6/22/23	1,363,320
			$3,001,486
		Total Food & Staples Retailing	$5,188,946
		FOOD, BEVERAGE & TOBACCO - 0.1%
		Packaged Foods & Meats - 0.1%
	2,357,188	Give & Go Prepared Foods Corp., First Lien 2017 Term Loan, 6.584% (LIBOR + 425 bps), 7/29/23	$2,245,221
	4,920,472	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 4.835% (LIBOR + 250 bps), 10/30/22	4,899,456
	Principal
	Amount
	USD ($)		Value
		Packaged Foods & Meats - (continued)
	779,694	Shearer's Foods LLC, First Lien Term Loan, 6.344% (LIBOR + 425 bps), 6/30/21	$774,821
		Total Food, Beverage & Tobacco	$7,919,498
		HEALTH CARE EQUIPMENT & SERVICES - 0.8%
		Health Care Facilities - 0.3%
	2,312,869	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 5.557% (LIBOR + 325 bps), 1/27/21	$2,261,071
	8,602,526	Kindred Healthcare, Inc., New Term Loan, 5.875% (LIBOR + 350 bps), 4/9/21	8,607,800
	1,941,413	Select Medical Corp., Tranche B Term Loan, 4.801% (LIBOR + 275 bps/PRIME + 175 bps), 3/1/21	1,938,986
	1,098,211	Vizient, Inc., Term B-4 Loan, 4.844% (LIBOR + 275 bps), 2/13/23	1,100,731
			$13,908,588
		Health Care Services - 0.3%
	4,369,688	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.594% (LIBOR + 450 bps), 10/24/23	$4,402,460
	1,573,359	Envision Healthcare Corp. (fka Emergency Medical Services Corp.), Initial Term Loan, 5.1% (LIBOR + 300 bps), 12/1/23	1,574,579
	1,719,506	Genoa a QoL Healthcare Co., LLC, First Lien Amendment No. 1 Term Loan, 5.344% (LIBOR + 325 bps), 10/30/23	1,723,447
	4,050,918(m)	Gentiva Health Services, Inc., Term Loan, 6/23/25	4,061,046
	2,924,812	HC Group Holdings III, Inc., First Lien Refinancing Term Loan, 5.844% (LIBOR + 375 bps), 4/7/22	2,935,780
	1,255,679	National Mentor Holdings, Inc., Tranche B Term Loan, 5.334% (LIBOR + 300 bps), 1/31/21	1,259,079
			$15,956,391
		Health Care Supplies - 0.1%
	6,479,550	Kinetic Concepts, Inc., Dollar Term Loan, 5.584% (LIBOR + 325 bps), 2/2/24	$6,499,799
	1,600,071	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.334% (LIBOR + 300 bps), 5/15/22	1,608,404
			$8,108,203
		Health Care Technology - 0.0%†
	1,947,717	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.844% (LIBOR + 275 bps), 3/1/24	$1,943,699
		Managed Health Care - 0.1%
	3,249,855	Prospect Medical Holdings, Inc., Term B-1 Loan, 7.5% (LIBOR + 550 bps), 2/22/24	$3,257,979
		Total Health Care Equipment & Services	$43,174,860
		HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
		Personal Products - 0.2%
	13,240,237	Revlon Consumer Products Corp., Initial Term B Loan, 5.594% (LIBOR + 350 bps), 9/7/23	$10,329,755
		Total Household & Personal Products	$10,329,755
		INSURANCE - 0.1%
		Insurance Brokers - 0.0%†
	1,466,234	NFP Corp., Term B Loan, 5.094% (LIBOR + 300 bps), 1/8/24	$1,458,294
		Multi-line Insurance - 0.0%†
	490,648	Alliant Holdings I LLC, Initial Term Loan, 5.046% (LIBOR + 300 bps), 5/9/25	$488,166
		Property & Casualty Insurance - 0.1%
	4,971,694	Confie Seguros Holding II Co., Term B Loan, 7.557% (LIBOR + 525 bps), 4/19/22	$4,940,621
		Total Insurance	$6,887,081
		MATERIALS - 0.4%
		Construction Materials - 0.0%†
	990,019	Unifrax I LLC, Initial Dollar Term Loan, 5.834% (LIBOR + 350 bps), 4/4/24	$993,112
		Diversified Chemicals - 0.0%†
	601,628	Tronox, Ltd., First Lien Blocked Dollar Term Loan, 5.094% (LIBOR + 300 bps), 9/23/24	$602,443
	1,388,372	Tronox, Ltd., First Lien Initial Dollar Term Loan, 5.094% (LIBOR + 300 bps), 9/23/24	1,390,252
	163,354	WR Grace & Co-Conn, Term B-1 Loan, 4.084% (LIBOR + 175 bps), 4/3/25	163,320
	280,036	WR Grace & Co-Conn, Term B-2 Loan, 4.084% (LIBOR + 175 bps), 4/3/25	279,977
			$2,435,992
		Diversified Metals & Mining - 0.0%†
	1,820,438	US Silica Co., Term Loan, 6.125% (LIBOR + 400 bps), 5/1/25	$1,826,410
		Metal & Glass Containers - 0.1%
	3,257,157	BWay Holding Co., Initial Term Loan, 5.588% (LIBOR + 325 bps), 4/3/24	$3,264,284
		Paper Packaging - 0.1%
	4,270,938	Caraustar Industries, Inc., Refinancing Term Loan, 7.834% (LIBOR + 550 bps), 3/14/22	$4,298,165
		Paper Products - 0.0%†
	2,074,742	Ranpak Corp., Tranche B-1 USD Term Loan, 5.344% (LIBOR + 325 bps), 10/1/21	$2,074,742
		Specialty Chemicals - 0.2%
	3,813,434	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.084% (LIBOR + 175 bps), 6/1/24	$3,800,434
	4,348,012	MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-6 Term Loan, 5.094% (LIBOR + 300 bps), 6/7/23	4,361,599
	868,214	Omnova Solutions, Inc., Term B-2 Loan, 5.344% (LIBOR + 325 bps), 8/25/23	872,556
			$9,034,589
		Total Materials	$23,927,294
		MEDIA - 0.4%
		Broadcasting - 0.2%
	199,000	CBS Radio, Inc., Additional Term B-1 Loan, 4.838% (LIBOR + 275 bps), 11/18/24	$198,046
	Principal
	Amount
	USD ($)		Value
		Broadcasting - (continued)
	1,476,481	Hubbard Radio LLC, Term Loan, 5.1% (LIBOR + 300 bps), 3/28/25	$1,480,172
	6,694,805	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 4.844% (LIBOR + 275 bps), 3/15/24	6,482,004
			$8,160,222
		Cable & Satellite - 0.2%
	3,649,224	MCC Iowa LLC, Tranche M Term Loan, 3.99% (LIBOR + 200 bps), 1/15/25	$3,662,909
	1,803,080	MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 8.058% (LIBOR + 575 bps), 8/13/21	1,806,179
	5,910,000	Ziggo Secured Finance Partnership, Term Loan E Facility, 4.573% (LIBOR + 250 bps), 4/15/25	5,854,298
			$11,323,386
		Movies & Entertainment - 0.0%†
	429,856	NVA Holdings, Inc., First Lien Term B-3 Loan, 4.844% (LIBOR + 275 bps), 2/2/25	$428,423
		Total Media	$19,912,031
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
		Pharmaceuticals - 0.2%
	2,400,750	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.375% (LIBOR + 425 bps), 4/29/24	$2,389,495
	6,075,233	RPI Finance Trust, Initial Term Loan B-6, 4.334% (LIBOR + 200 bps), 3/27/23	6,079,571
		Total Pharmaceuticals, Biotechnology & Life Sciences	$8,469,066
		REAL ESTATE - 0.2%
		Specialized REIT - 0.2%
	9,107,728	Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 5.094% (LIBOR + 300 bps), 10/24/22	$8,721,742
		Total Real Estate	$8,721,742
		RETAILING - 0.3%
		Automotive Retail - 0.1%
	4,630,771	CWGS Group LLC, Term Loan, 4.775% (LIBOR + 275 bps), 11/8/23	$4,592,423
		Specialty Stores - 0.2%
	5,341,625	PetSmart, Inc., Tranche B-2 Term Loan, 5.01% (LIBOR + 300 bps), 3/11/22	$4,437,555
	6,268,500	Staples, Inc., Closing Date Term Loan, 6.358% (LIBOR + 400 bps), 9/12/24	6,187,969
			$10,625,524
		Total Retailing	$15,217,947
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
		Semiconductor Equipment - 0.1%
	1,844,633	Sensata Technologies BV, Sixth Amendment Term Loan, 3.797% (LIBOR + 175 bps), 10/14/21	$1,849,628
		Semiconductors - 0.0%†
	1,494,749	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 3.844% (LIBOR + 175 bps), 3/31/23	$1,495,787
		Total Semiconductors & Semiconductor Equipment	$3,345,415
		SOFTWARE & SERVICES - 0.3%
		Application Software - 0.1%
	3,455,809	STG-Fairway Acquisitions, Inc., First Lien Term Loan, 7.344% (LIBOR + 525 bps), 6/30/22	$3,455,809
	3,776,460	Verint Systems, Inc., Refinancing Term Loan, 3.983% (LIBOR + 200 bps), 6/28/24	3,783,540
			$7,239,349
		Data Processing & Outsourced Services - 0.1%
	2,638,866	First Data Corp., 2022D New Dollar Term Loan, 4.091% (LIBOR + 200 bps), 7/8/22	$2,626,332
	1,455,843	First Data Corp., 2024A New Dollar Term Loan, 4.091% (LIBOR + 200 bps), 4/26/24	1,448,927
			$4,075,259
		IT Consulting & Other Services - 0.0%†
	2,924,812	Sitel Worldwide Corp., First Lien Term B-1 Loan, 7.875% (LIBOR + 550 bps), 9/18/21	$2,940,656
		Systems Software - 0.1%
	960,244	Avast Holding BV, Refinancing Dollar Term Loan, 4.834% (LIBOR + 250 bps), 9/29/23	$962,217
	2,359,459	MA FinanceCo., LLC (aka Micro Focus International Plc), Tranche B-2 Term Loan, 4.594% (LIBOR + 250 bps), 11/19/21	2,347,367
	771,983	West Corp., Term B Loan, 6.094% (LIBOR + 400 bps), 10/10/24	770,397
			$4,079,981
		Total Software & Services	$18,335,245
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
		Communications Equipment - 0.1%
	2,786,000	Avaya, Inc., Tranche B Term Loan, 6.323% (LIBOR + 425 bps), 12/15/24	$2,796,737
		Electronic Components - 0.1%
	5,103,563	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 6.983% (LIBOR + 475 bps), 3/31/22	$5,109,942
		Electronic Equipment & Instruments - 0.0%†
	634,196	Zebra Technologies Corp., Tranche B Term Loan, 4.057% (LIBOR + 175 bps), 10/27/21	$634,923
		Total Technology Hardware & Equipment	$8,541,602
		TELECOMMUNICATION SERVICES - 0.3%
		Integrated Telecommunication Services - 0.0%†
	323,375	Securus Technologies Holdings, Inc., First Lien Initial Term Loan, 6.594% (LIBOR + 450 bps), 11/1/24	$326,137
		Wireless Telecommunication Services - 0.3%
	17,005,492	Virgin Media Bristol LLC, Facility K, 4.573% (LIBOR + 250 bps), 1/15/26	$16,904,514
		Total Telecommunication Services	$17,230,651
	Principal
	Amount
	USD ($)		Value
		TRANSPORTATION - 0.1%
		Airlines - 0.1%
	1,081,351	American Airlines, Inc., 2017 Class B Term Loan, 4.073% (LIBOR + 200 bps), 12/14/23	$1,071,889
	950,469	United Airlines, Inc., Refinanced Term Loan, 3.844% (LIBOR + 175 bps), 4/1/24	958,785
			$2,030,674
		Marine - 0.0%†
	1,546,876	Navios Maritime Partners LP, Initial Term Loan, 7.33% (LIBOR + 500 bps), 9/14/20	$1,549,293
		Total Transportation	$3,579,967
		UTILITIES - 0.2%
		Electric Utilities - 0.1%
	3,966,420	APLP Holdings, Ltd., Partnership, Term Loan, 5.094% (LIBOR + 300 bps), 4/13/23	$3,974,353
	1,164,245	TPF II Power LLC (TPF II Convert Midco LLC), Term Loan, 5.844% (LIBOR + 375 bps), 10/2/23	1,164,973
			$5,139,326
		Independent Power Producers & Energy Traders - 0.1%
	5,726,406	Calpine Corp., Term Loan, 4.84% (LIBOR + 250 bps), 1/15/24	$5,723,503
		Total Utilities	$10,862,829
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $337,852,694)	$336,694,488
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.4% of Net Assets
	14,145,072	Fannie Mae, 3.0%, 5/1/43	$13,818,175
	1,356,169	Fannie Mae, 3.0%, 5/1/46	1,318,009
	7,465,711	Fannie Mae, 3.0%, 9/1/46	7,243,130
	12,966,558	Fannie Mae, 3.0%, 10/1/46	12,579,979
	10,538,679	Fannie Mae, 3.0%, 1/1/47	10,271,929
	3,601,818	Fannie Mae, 3.0%, 3/1/47	3,494,374
	2,875,537	Fannie Mae, 3.5%, 11/1/40	2,885,757
	1,071,627	Fannie Mae, 3.5%, 6/1/42	1,075,416
	4,512,697	Fannie Mae, 3.5%, 7/1/42	4,527,116
	6,562,205	Fannie Mae, 3.5%, 8/1/42	6,578,431
	10,574,395	Fannie Mae, 3.5%, 8/1/42	10,600,519
	288,440	Fannie Mae, 3.5%, 11/1/42	288,997
	645,000	Fannie Mae, 3.5%, 11/1/42	645,896
	754,931	Fannie Mae, 3.5%, 11/1/42	756,389
	1,314,882	Fannie Mae, 3.5%, 11/1/42	1,317,658
	28,900	Fannie Mae, 3.5%, 12/1/42	29,003
	1,036,821	Fannie Mae, 3.5%, 12/1/42	1,040,508
	3,010,716	Fannie Mae, 3.5%, 12/1/44	3,011,008
	7,697,130	Fannie Mae, 3.5%, 2/1/45	7,707,817
	9,458,292	Fannie Mae, 3.5%, 6/1/45	9,442,123
	2,558,055	Fannie Mae, 3.5%, 9/1/45	2,565,025
	8,385,256	Fannie Mae, 3.5%, 9/1/45	8,349,955
	3,515,727	Fannie Mae, 3.5%, 3/1/46	3,509,717
	6,340,391	Fannie Mae, 3.5%, 4/1/46	6,329,551
	4,066,941	Fannie Mae, 3.5%, 5/1/46	4,063,769
	1,603,923	Fannie Mae, 3.5%, 6/1/46	1,602,672
	572,476	Fannie Mae, 3.5%, 7/1/46	572,030
	1,156,924	Fannie Mae, 3.5%, 9/1/46	1,156,057
	13,346,111	Fannie Mae, 3.5%, 9/1/46	13,325,363
	821,715	Fannie Mae, 3.5%, 10/1/46	820,310
	1,486,366	Fannie Mae, 3.5%, 10/1/46	1,483,711
	1,711,293	Fannie Mae, 3.5%, 11/1/46	1,707,971
	6,730,765	Fannie Mae, 3.5%, 12/1/46	6,718,737
	3,712,526	Fannie Mae, 3.5%, 1/1/47	3,705,604
	6,500,869	Fannie Mae, 3.5%, 1/1/47	6,488,247
	9,199,892	Fannie Mae, 3.5%, 1/1/47	9,192,717
	16,181,662	Fannie Mae, 3.5%, 1/1/47	16,151,489
	13,344,001	Fannie Mae, 3.5%, 2/1/47	13,319,119
	441,562	Fannie Mae, 3.5%, 7/1/47	440,430
	3,403,332	Fannie Mae, 3.5%, 7/1/47	3,394,876
	10,679,019	Fannie Mae, 3.5%, 7/1/47	10,654,968
	14,915,077	Fannie Mae, 3.5%, 7/1/47	14,882,642
	1,823,610	Fannie Mae, 3.5%, 8/1/47	1,819,220
	3,741,789	Fannie Mae, 3.5%, 11/1/47	3,732,493
	8,880,687	Fannie Mae, 3.5%, 12/1/47	8,855,009
	14,813,765	Fannie Mae, 3.5%, 12/1/47	14,769,065
	4,940,134	Fannie Mae, 3.5%, 1/1/48	4,923,981
	3,624,261	Fannie Mae, 3.5%, 2/1/48	3,613,323
	1	Fannie Mae, 4.0%, 7/1/18	1
	33,775	Fannie Mae, 4.0%, 12/1/23	34,451
	10,549	Fannie Mae, 4.0%, 12/1/30	10,837
	612,983	Fannie Mae, 4.0%, 9/1/37	629,438
	8,905,587	Fannie Mae, 4.0%, 10/1/40	9,201,380
	3,759,825	Fannie Mae, 4.0%, 12/1/40	3,879,900
	171,995	Fannie Mae, 4.0%, 4/1/41	176,875
	8,308	Fannie Mae, 4.0%, 11/1/41	8,533
	1,558,087	Fannie Mae, 4.0%, 11/1/41	1,600,223
	59,057	Fannie Mae, 4.0%, 12/1/41	60,656
	3,049,881	Fannie Mae, 4.0%, 12/1/41	3,132,489
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	12,824,251	Fannie Mae, 4.0%, 12/1/41	$13,171,395
	1,646,541	Fannie Mae, 4.0%, 1/1/42	1,691,074
	4,867,356	Fannie Mae, 4.0%, 1/1/42	4,999,160
	1,611,397	Fannie Mae, 4.0%, 2/1/42	1,655,027
	3,393,533	Fannie Mae, 4.0%, 2/1/42	3,487,494
	571,984	Fannie Mae, 4.0%, 4/1/42	584,705
	2,494,792	Fannie Mae, 4.0%, 4/1/42	2,562,344
	4,935,198	Fannie Mae, 4.0%, 4/1/42	5,068,832
	231,190	Fannie Mae, 4.0%, 5/1/42	237,450
	5,801,098	Fannie Mae, 4.0%, 5/1/42	5,958,184
	329,358	Fannie Mae, 4.0%, 6/1/42	338,276
	108,926	Fannie Mae, 4.0%, 7/1/42	111,876
	1,187,190	Fannie Mae, 4.0%, 7/1/42	1,220,898
	9,179,884	Fannie Mae, 4.0%, 8/1/42	9,428,369
	347,858	Fannie Mae, 4.0%, 11/1/42	354,816
	2,563,893	Fannie Mae, 4.0%, 8/1/43	2,633,306
	2,761,019	Fannie Mae, 4.0%, 8/1/43	2,839,457
	3,016,374	Fannie Mae, 4.0%, 10/1/43	3,092,895
	1,563,564	Fannie Mae, 4.0%, 11/1/43	1,612,386
	5,780,602	Fannie Mae, 4.0%, 11/1/43	5,933,198
	955,275	Fannie Mae, 4.0%, 12/1/43	982,414
	12,318	Fannie Mae, 4.0%, 2/1/44	12,593
	1,540,759	Fannie Mae, 4.0%, 2/1/44	1,577,531
	2,866,015	Fannie Mae, 4.0%, 2/1/44	2,947,424
	428,454	Fannie Mae, 4.0%, 6/1/44	437,959
	8,041,662	Fannie Mae, 4.0%, 7/1/44	8,218,966
	4,696,755	Fannie Mae, 4.0%, 8/1/44	4,801,346
	115,451	Fannie Mae, 4.0%, 9/1/44	117,979
	9,924	Fannie Mae, 4.0%, 10/1/44	10,142
	100,944	Fannie Mae, 4.0%, 10/1/44	103,146
	111,493	Fannie Mae, 4.0%, 10/1/44	113,926
	274,122	Fannie Mae, 4.0%, 10/1/44	279,605
	386,723	Fannie Mae, 4.0%, 10/1/44	395,130
	88,565	Fannie Mae, 4.0%, 11/1/44	90,477
	124,027	Fannie Mae, 4.0%, 11/1/44	126,713
	244,949	Fannie Mae, 4.0%, 11/1/44	249,848
	245,620	Fannie Mae, 4.0%, 11/1/44	250,903
	344,084	Fannie Mae, 4.0%, 11/1/44	351,163
	72,060	Fannie Mae, 4.0%, 12/1/44	73,615
	26,920	Fannie Mae, 4.0%, 1/1/45	27,490
	3,310,304	Fannie Mae, 4.0%, 10/1/45	3,377,492
	5,254,562	Fannie Mae, 4.0%, 10/1/45	5,364,880
	11,122,333	Fannie Mae, 4.0%, 11/1/45	11,424,578
	8,216,779	Fannie Mae, 4.0%, 6/1/46	8,382,711
	8,968,149	Fannie Mae, 4.0%, 7/1/46	9,149,368
	10,677,191	Fannie Mae, 4.0%, 7/1/46	10,892,451
	2,050,940	Fannie Mae, 4.0%, 11/1/46	2,093,767
	643,128	Fannie Mae, 4.0%, 2/1/47	658,977
	4,410,685	Fannie Mae, 4.0%, 4/1/47	4,513,039
	4,527,459	Fannie Mae, 4.0%, 4/1/47	4,620,919
	6,625,598	Fannie Mae, 4.0%, 4/1/47	6,779,410
	589,707	Fannie Mae, 4.0%, 6/1/47	603,426
	2,056,982	Fannie Mae, 4.0%, 6/1/47	2,104,835
	3,749,189	Fannie Mae, 4.0%, 6/1/47	3,826,584
	4,968,769	Fannie Mae, 4.0%, 6/1/47	5,071,340
	11,346,148	Fannie Mae, 4.0%, 6/1/47	11,581,538
	3,519,710	Fannie Mae, 4.0%, 7/1/47	3,601,644
	3,846,273	Fannie Mae, 4.0%, 7/1/47	3,926,069
	3,421,237	Fannie Mae, 4.0%, 8/1/47	3,492,214
	6,698,425	Fannie Mae, 4.0%, 8/1/47	6,838,085
	8,022,672	Fannie Mae, 4.0%, 12/1/47	8,190,370
	10,352,135	Fannie Mae, 4.0%, 4/1/48	10,568,500
	122,943	Fannie Mae, 4.5%, 8/1/40	129,350
	3,938,630	Fannie Mae, 4.5%, 11/1/40	4,143,974
	205,448	Fannie Mae, 4.5%, 12/1/40	216,126
	10,293,995	Fannie Mae, 4.5%, 12/1/40	10,830,187
	505,148	Fannie Mae, 4.5%, 3/1/41	531,492
	908,929	Fannie Mae, 4.5%, 3/1/41	955,585
	4,024	Fannie Mae, 4.5%, 4/1/41	4,233
	2,603,761	Fannie Mae, 4.5%, 5/1/41	2,733,519
	4,909,970	Fannie Mae, 4.5%, 5/1/41	5,166,043
	2,128,085	Fannie Mae, 4.5%, 7/1/41	2,236,908
	8,983,491	Fannie Mae, 4.5%, 7/1/41	9,448,220
	9,435,059	Fannie Mae, 4.5%, 8/1/41	9,921,862
	471,002	Fannie Mae, 4.5%, 9/1/41	494,326
	19,630	Fannie Mae, 4.5%, 12/1/41	20,455
	5,307,839	Fannie Mae, 4.5%, 9/1/43	5,558,460
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	2,689,825	Fannie Mae, 4.5%, 11/1/43	$2,816,408
	3,777,013	Fannie Mae, 4.5%, 2/1/44	3,953,191
	3,874,307	Fannie Mae, 4.5%, 2/1/44	4,052,106
	4,484,002	Fannie Mae, 4.5%, 2/1/44	4,694,636
	971,228	Fannie Mae, 4.5%, 1/1/47	1,013,142
	761,045	Fannie Mae, 4.5%, 2/1/47	793,191
	82,720	Fannie Mae, 5.0%, 2/1/22	84,524
	4,581	Fannie Mae, 5.0%, 4/1/22	4,658
	13,531	Fannie Mae, 5.0%, 6/1/22	14,068
	28,603	Fannie Mae, 5.0%, 6/1/22	29,090
	2,764,279	Fannie Mae, 5.0%, 6/1/35	2,960,056
	717,841	Fannie Mae, 5.0%, 7/1/35	768,483
	1,566,179	Fannie Mae, 5.0%, 7/1/35	1,667,643
	856,580	Fannie Mae, 5.0%, 8/1/35	916,719
	287,081	Fannie Mae, 5.0%, 5/1/38	305,388
	916,235	Fannie Mae, 5.0%, 1/1/39	978,420
	347,429	Fannie Mae, 5.0%, 7/1/39	371,171
	581,005	Fannie Mae, 5.0%, 7/1/39	617,910
	616,439	Fannie Mae, 5.0%, 7/1/39	654,851
	217,899	Fannie Mae, 5.0%, 6/1/40	233,749
	1,707,497	Fannie Mae, 5.0%, 6/1/40	1,830,364
	1,184,489	Fannie Mae, 5.0%, 7/1/40	1,270,562
	412,612	Fannie Mae, 5.0%, 10/1/40	443,558
	341,356	Fannie Mae, 5.0%, 5/1/41	366,201
	303,293	Fannie Mae, 5.0%, 7/1/41	322,178
	353,570	Fannie Mae, 5.0%, 12/1/41	379,310
	8,079,479	Fannie Mae, 5.0%, 9/1/43	8,647,075
	21,017,371	Fannie Mae, 5.0%, 11/1/44	22,536,120
	114,148	Fannie Mae, 5.5%, 3/1/21	116,498
	6,804	Fannie Mae, 5.5%, 5/1/33	7,293
	11,678	Fannie Mae, 5.5%, 6/1/33	12,655
	36,428	Fannie Mae, 5.5%, 7/1/33	39,493
	73,145	Fannie Mae, 5.5%, 4/1/34	79,574
	116,621	Fannie Mae, 5.5%, 12/1/35	126,424
	65,989	Fannie Mae, 5.5%, 3/1/36	71,907
	84,497	Fannie Mae, 5.5%, 4/1/36	90,559
	1,007	Fannie Mae, 6.0%, 3/1/32	1,111
	1,670	Fannie Mae, 6.0%, 10/1/32	1,841
	3,921	Fannie Mae, 6.0%, 11/1/32	4,285
	41,695	Fannie Mae, 6.0%, 12/1/32	45,871
	7,559	Fannie Mae, 6.0%, 1/1/33	8,326
	2,380	Fannie Mae, 6.0%, 3/1/33	2,601
	4,237	Fannie Mae, 6.0%, 3/1/33	4,672
	42,012	Fannie Mae, 6.0%, 5/1/33	46,261
	55,001	Fannie Mae, 6.0%, 12/1/33	60,495
	50,945	Fannie Mae, 6.0%, 1/1/34	56,133
	167,950	Fannie Mae, 6.0%, 6/1/37	184,944
	105,408	Fannie Mae, 6.0%, 12/1/37	116,019
	144,436	Fannie Mae, 6.0%, 4/1/38	158,925
	62,467	Fannie Mae, 6.0%, 7/1/38	68,270
	286	Fannie Mae, 6.5%, 4/1/29	316
	735	Fannie Mae, 6.5%, 5/1/31	810
	189	Fannie Mae, 6.5%, 6/1/31	208
	655	Fannie Mae, 6.5%, 2/1/32	722
	2,069	Fannie Mae, 6.5%, 3/1/32	2,281
	1,613	Fannie Mae, 6.5%, 8/1/32	1,785
	12,222	Fannie Mae, 6.5%, 10/1/32	13,473
	713	Fannie Mae, 7.0%, 5/1/28	782
	290	Fannie Mae, 7.0%, 2/1/29	326
	471	Fannie Mae, 7.0%, 7/1/31	487
	522	Fannie Mae, 7.5%, 1/1/28	555
	11,733,952	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	11,469,452
	1,660,497	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	1,620,741
	6,281,289	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	6,089,808
	2,877,481	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	2,789,047
	8,018,064	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	7,772,259
	1,122,569	Federal Home Loan Mortgage Corp., 3.0%, 3/1/47	1,087,719
	461,652	Federal Home Loan Mortgage Corp., 3.0%, 7/1/47	447,175
	2,014,897	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	2,018,437
	2,005,131	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	2,011,153
	9,943,997	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	9,947,873
	505,667	Federal Home Loan Mortgage Corp., 3.5%, 7/1/45	506,099
	15,264,682	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	15,310,821
	15,111,395	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	15,091,535
	3,035,344	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	3,024,220
	735,330	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	733,794
	2,525,027	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	2,514,403
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	5,254,036	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	$5,231,930
	12,016,312	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	11,964,667
	12,700,998	Federal Home Loan Mortgage Corp., 3.5%, 10/1/47	12,642,717
	4,294,830	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	4,275,082
	5,993,615	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	5,967,313
	3,929,556	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	3,911,369
	8,129,073	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	8,091,606
	6,310,072	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	6,482,765
	607,291	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	623,186
	884,870	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	908,029
	1,262,087	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	1,295,119
	1,381,873	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	1,418,041
	3,682,206	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	3,768,186
	2,221,181	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	2,273,126
	9,645,378	Federal Home Loan Mortgage Corp., 4.0%, 2/1/46	9,871,487
	259,824	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	264,982
	621,327	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	635,864
	4,547,093	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	4,653,421
	6,361,772	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	6,505,195
	177,938	Federal Home Loan Mortgage Corp., 4.0%, 10/1/46	181,471
	1,597,225	Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	1,632,962
	3,036,135	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	3,105,921
	4,500,046	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	4,603,477
	9,189,220	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	9,392,355
	9,868,516	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	10,095,335
	17,424,977	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	17,800,807
	1,883,407	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	1,923,010
	4,124,999	Federal Home Loan Mortgage Corp., 4.0%, 7/1/47	4,211,739
	8,867,249	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	9,047,191
	272,418	Federal Home Loan Mortgage Corp., 4.5%, 10/1/35	284,642
	1,038,087	Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	1,091,740
	602,864	Federal Home Loan Mortgage Corp., 4.5%, 11/1/40	634,053
	101,921	Federal Home Loan Mortgage Corp., 4.5%, 9/1/41	107,189
	47,853	Federal Home Loan Mortgage Corp., 4.5%, 9/1/43	49,836
	394,271	Federal Home Loan Mortgage Corp., 4.5%, 10/1/43	411,544
	1,372,746	Federal Home Loan Mortgage Corp., 4.5%, 11/1/43	1,430,904
	23,446	Federal Home Loan Mortgage Corp., 4.5%, 3/1/44	24,439
	68,966	Federal Home Loan Mortgage Corp., 4.5%, 5/1/44	71,873
	8,754,117	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	9,115,069
	123,395	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	125,586
	103,071	Federal Home Loan Mortgage Corp., 5.0%, 4/1/23	107,171
	23,277	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	24,743
	29,380	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	31,342
	142,505	Federal Home Loan Mortgage Corp., 5.0%, 12/1/34	151,492
	106,818	Federal Home Loan Mortgage Corp., 5.0%, 7/1/35	113,641
	220,160	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	234,840
	310,533	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	331,241
	4,589,505	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	4,898,331
	2,118,042	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	2,293,899
	61,288	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	66,950
	5,861	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	6,403
	14,238	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	15,568
	48,221	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	53,183
	90,539	Federal Home Loan Mortgage Corp., 6.0%, 8/1/34	99,709
	57,288	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	62,593
	59,725	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	65,645
	3,677	Federal Home Loan Mortgage Corp., 6.0%, 10/1/37	4,028
	98,211	Federal Home Loan Mortgage Corp., 6.0%, 12/1/37	107,774
	2,114	Federal Home Loan Mortgage Corp., 6.5%, 9/1/32	2,353
	6,781,490	Government National Mortgage Association I, 3.5%, 7/15/42	6,858,954
	1,981,694	Government National Mortgage Association I, 3.5%, 10/15/42	2,001,629
	5,543,809	Government National Mortgage Association I, 3.5%, 9/15/44	5,561,439
	272,892	Government National Mortgage Association I, 3.5%, 10/15/44	273,759
	8,480,888	Government National Mortgage Association I, 3.5%, 10/15/44	8,554,471
	3,616,307	Government National Mortgage Association I, 3.5%, 8/15/46	3,628,796
	7,450	Government National Mortgage Association I, 4.0%, 3/15/39	7,639
	9,369	Government National Mortgage Association I, 4.0%, 4/15/39	9,607
	11,298	Government National Mortgage Association I, 4.0%, 4/15/39	11,583
	15,432	Government National Mortgage Association I, 4.0%, 7/15/39	15,822
	11,845	Government National Mortgage Association I, 4.0%, 1/15/40	12,144
	170,545	Government National Mortgage Association I, 4.0%, 4/15/40	174,856
	369,630	Government National Mortgage Association I, 4.0%, 7/15/40	380,769
	146,213	Government National Mortgage Association I, 4.0%, 8/15/40	150,222
	258,390	Government National Mortgage Association I, 4.0%, 8/15/40	267,257
	63,903	Government National Mortgage Association I, 4.0%, 9/15/40	65,818
	12,155	Government National Mortgage Association I, 4.0%, 10/15/40	12,523
	22,326	Government National Mortgage Association I, 4.0%, 10/15/40	22,993
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	70,099	Government National Mortgage Association I, 4.0%, 10/15/40	$72,212
	10,253	Government National Mortgage Association I, 4.0%, 11/15/40	10,564
	55,363	Government National Mortgage Association I, 4.0%, 11/15/40	56,884
	190,727	Government National Mortgage Association I, 4.0%, 11/15/40	196,496
	361,786	Government National Mortgage Association I, 4.0%, 11/15/40	372,592
	8,374	Government National Mortgage Association I, 4.0%, 12/15/40	8,627
	9,220	Government National Mortgage Association I, 4.0%, 12/15/40	9,497
	153,169	Government National Mortgage Association I, 4.0%, 12/15/40	157,041
	750,450	Government National Mortgage Association I, 4.0%, 12/15/40	769,419
	6,296	Government National Mortgage Association I, 4.0%, 1/15/41	6,485
	46,045	Government National Mortgage Association I, 4.0%, 1/15/41	47,433
	47,228	Government National Mortgage Association I, 4.0%, 1/15/41	48,624
	16,981	Government National Mortgage Association I, 4.0%, 2/15/41	17,476
	843,548	Government National Mortgage Association I, 4.0%, 2/15/41	869,021
	57,057	Government National Mortgage Association I, 4.0%, 3/15/41	58,785
	14,671	Government National Mortgage Association I, 4.0%, 4/15/41	15,113
	5,319	Government National Mortgage Association I, 4.0%, 5/15/41	5,453
	87,295	Government National Mortgage Association I, 4.0%, 5/15/41	89,921
	160,459	Government National Mortgage Association I, 4.0%, 5/15/41	164,515
	5,870	Government National Mortgage Association I, 4.0%, 6/15/41	6,027
	7,334	Government National Mortgage Association I, 4.0%, 6/15/41	7,552
	2,229,033	Government National Mortgage Association I, 4.0%, 6/15/41	2,286,588
	11,784	Government National Mortgage Association I, 4.0%, 7/15/41	12,136
	15,015	Government National Mortgage Association I, 4.0%, 7/15/41	15,427
	48,587	Government National Mortgage Association I, 4.0%, 7/15/41	50,032
	107,996	Government National Mortgage Association I, 4.0%, 7/15/41	111,212
	173,562	Government National Mortgage Association I, 4.0%, 7/15/41	178,728
	206,519	Government National Mortgage Association I, 4.0%, 7/15/41	212,718
	3,408	Government National Mortgage Association I, 4.0%, 8/15/41	3,494
	9,830	Government National Mortgage Association I, 4.0%, 8/15/41	10,078
	13,755	Government National Mortgage Association I, 4.0%, 8/15/41	14,165
	98,173	Government National Mortgage Association I, 4.0%, 8/15/41	101,078
	5,504	Government National Mortgage Association I, 4.0%, 9/15/41	5,657
	7,784	Government National Mortgage Association I, 4.0%, 9/15/41	8,019
	9,856	Government National Mortgage Association I, 4.0%, 9/15/41	10,105
	10,797	Government National Mortgage Association I, 4.0%, 9/15/41	11,121
	38,218	Government National Mortgage Association I, 4.0%, 9/15/41	39,364
	61,562	Government National Mortgage Association I, 4.0%, 9/15/41	63,387
	315,718	Government National Mortgage Association I, 4.0%, 9/15/41	325,182
	717,550	Government National Mortgage Association I, 4.0%, 9/15/41	738,938
	6,548	Government National Mortgage Association I, 4.0%, 10/15/41	6,713
	7,088	Government National Mortgage Association I, 4.0%, 10/15/41	7,282
	12,015	Government National Mortgage Association I, 4.0%, 10/15/41	12,368
	14,705	Government National Mortgage Association I, 4.0%, 10/15/41	15,142
	75,783	Government National Mortgage Association I, 4.0%, 10/15/41	78,042
	9,347	Government National Mortgage Association I, 4.0%, 11/15/41	9,626
	14,699	Government National Mortgage Association I, 4.0%, 11/15/41	15,070
	33,283	Government National Mortgage Association I, 4.0%, 11/15/41	34,272
	125,086	Government National Mortgage Association I, 4.0%, 11/15/41	128,527
	12,205	Government National Mortgage Association I, 4.0%, 12/15/41	12,568
	13,912	Government National Mortgage Association I, 4.0%, 12/15/41	14,264
	18,492	Government National Mortgage Association I, 4.0%, 12/15/41	19,040
	18,377	Government National Mortgage Association I, 4.0%, 1/15/42	18,842
	1,078,569	Government National Mortgage Association I, 4.0%, 1/15/42	1,110,523
	7,041	Government National Mortgage Association I, 4.0%, 2/15/42	7,224
	9,328	Government National Mortgage Association I, 4.0%, 2/15/42	9,606
	15,644	Government National Mortgage Association I, 4.0%, 2/15/42	16,108
	83,777	Government National Mortgage Association I, 4.0%, 2/15/42	86,058
	145,961	Government National Mortgage Association I, 4.0%, 2/15/42	149,929
	1,538,436	Government National Mortgage Association I, 4.0%, 5/15/42	1,584,916
	94,181	Government National Mortgage Association I, 4.0%, 6/15/42	96,626
	124,064	Government National Mortgage Association I, 4.0%, 6/15/42	127,812
	218,144	Government National Mortgage Association I, 4.0%, 6/15/42	223,807
	18,254	Government National Mortgage Association I, 4.0%, 10/15/42	18,804
	4,893	Government National Mortgage Association I, 4.0%, 11/15/42	5,017
	9,086	Government National Mortgage Association I, 4.0%, 4/15/43	9,325
	1,611,268	Government National Mortgage Association I, 4.0%, 4/15/43	1,651,995
	8,405	Government National Mortgage Association I, 4.0%, 5/15/43	8,643
	39,550	Government National Mortgage Association I, 4.0%, 5/15/43	40,636
	131,308	Government National Mortgage Association I, 4.0%, 5/15/43	134,627
	69,748	Government National Mortgage Association I, 4.0%, 6/15/43	71,511
	130,424	Government National Mortgage Association I, 4.0%, 7/15/43	134,575
	117,575	Government National Mortgage Association I, 4.0%, 8/15/43	121,304
	600,611	Government National Mortgage Association I, 4.0%, 8/15/43	618,647
	13,854	Government National Mortgage Association I, 4.0%, 9/15/43	14,204
	23,758	Government National Mortgage Association I, 4.0%, 9/15/43	24,358
	108,003	Government National Mortgage Association I, 4.0%, 9/15/43	110,972
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	6,940	Government National Mortgage Association I, 4.0%, 10/15/43	$7,115
	13,428	Government National Mortgage Association I, 4.0%, 11/15/43	13,852
	146,150	Government National Mortgage Association I, 4.0%, 2/15/44	150,893
	89,926	Government National Mortgage Association I, 4.0%, 3/15/44	92,632
	136,586	Government National Mortgage Association I, 4.0%, 3/15/44	140,038
	200,142	Government National Mortgage Association I, 4.0%, 3/15/44	205,201
	242,599	Government National Mortgage Association I, 4.0%, 3/15/44	248,731
	561,353	Government National Mortgage Association I, 4.0%, 3/15/44	576,752
	2,376,867	Government National Mortgage Association I, 4.0%, 3/15/44	2,436,945
	4,722,496	Government National Mortgage Association I, 4.0%, 3/15/44	4,841,864
	12,374	Government National Mortgage Association I, 4.0%, 4/15/44	12,686
	151,944	Government National Mortgage Association I, 4.0%, 4/15/44	156,152
	641,992	Government National Mortgage Association I, 4.0%, 4/15/44	658,220
	1,500,815	Government National Mortgage Association I, 4.0%, 4/15/44	1,538,750
	278,871	Government National Mortgage Association I, 4.0%, 5/15/44	286,591
	120,323	Government National Mortgage Association I, 4.0%, 8/15/44	123,367
	188,393	Government National Mortgage Association I, 4.0%, 8/15/44	193,155
	458,554	Government National Mortgage Association I, 4.0%, 8/15/44	470,376
	1,480,381	Government National Mortgage Association I, 4.0%, 8/15/44	1,517,800
	1,627,157	Government National Mortgage Association I, 4.0%, 8/15/44	1,668,286
	8,473	Government National Mortgage Association I, 4.0%, 9/15/44	8,687
	121,168	Government National Mortgage Association I, 4.0%, 9/15/44	124,231
	139,005	Government National Mortgage Association I, 4.0%, 9/15/44	142,518
	186,867	Government National Mortgage Association I, 4.0%, 9/15/44	192,022
	222,059	Government National Mortgage Association I, 4.0%, 9/15/44	227,781
	313,385	Government National Mortgage Association I, 4.0%, 9/15/44	321,306
	412,675	Government National Mortgage Association I, 4.0%, 9/15/44	423,106
	554,196	Government National Mortgage Association I, 4.0%, 9/15/44	568,204
	777,972	Government National Mortgage Association I, 4.0%, 9/15/44	797,637
	1,032,299	Government National Mortgage Association I, 4.0%, 9/15/44	1,058,879
	1,497,030	Government National Mortgage Association I, 4.0%, 9/15/44	1,535,621
	1,615,943	Government National Mortgage Association I, 4.0%, 9/15/44	1,656,788
	3,833,712	Government National Mortgage Association I, 4.0%, 9/15/44	3,930,614
	4,168,243	Government National Mortgage Association I, 4.0%, 9/15/44	4,273,601
	73,855	Government National Mortgage Association I, 4.0%, 10/15/44	75,722
	144,438	Government National Mortgage Association I, 4.0%, 10/15/44	148,089
	593,250	Government National Mortgage Association I, 4.0%, 10/15/44	609,602
	20,182	Government National Mortgage Association I, 4.0%, 11/15/44	20,822
	35,017	Government National Mortgage Association I, 4.0%, 11/15/44	35,902
	48,142	Government National Mortgage Association I, 4.0%, 11/15/44	49,379
	250,413	Government National Mortgage Association I, 4.0%, 11/15/44	257,563
	9,445	Government National Mortgage Association I, 4.0%, 12/15/44	9,684
	81,461	Government National Mortgage Association I, 4.0%, 12/15/44	83,520
	121,214	Government National Mortgage Association I, 4.0%, 12/15/44	124,278
	317,011	Government National Mortgage Association I, 4.0%, 12/15/44	325,024
	341,226	Government National Mortgage Association I, 4.0%, 12/15/44	349,982
	526,197	Government National Mortgage Association I, 4.0%, 12/15/44	542,927
	64,974	Government National Mortgage Association I, 4.0%, 1/15/45	66,616
	1,096,666	Government National Mortgage Association I, 4.0%, 1/15/45	1,124,386
	1,202,617	Government National Mortgage Association I, 4.0%, 1/15/45	1,233,015
	1,594,345	Government National Mortgage Association I, 4.0%, 1/15/45	1,635,212
	115,812	Government National Mortgage Association I, 4.0%, 2/15/45	118,740
	142,388	Government National Mortgage Association I, 4.0%, 2/15/45	145,987
	194,098	Government National Mortgage Association I, 4.0%, 2/15/45	199,004
	208,298	Government National Mortgage Association I, 4.0%, 2/15/45	213,587
	298,142	Government National Mortgage Association I, 4.0%, 2/15/45	305,677
	1,155,467	Government National Mortgage Association I, 4.0%, 2/15/45	1,185,068
	759,308	Government National Mortgage Association I, 4.0%, 3/15/45	778,501
	182,030	Government National Mortgage Association I, 4.0%, 4/15/45	186,631
	176,489	Government National Mortgage Association I, 4.0%, 5/15/45	181,013
	38,673	Government National Mortgage Association I, 4.0%, 7/15/45	39,662
	214,582	Government National Mortgage Association I, 4.0%, 9/15/45	220,563
	152,514	Government National Mortgage Association I, 4.5%, 9/15/33	161,462
	129,069	Government National Mortgage Association I, 4.5%, 10/15/33	135,505
	86,894	Government National Mortgage Association I, 4.5%, 4/15/35	90,371
	95,099	Government National Mortgage Association I, 4.5%, 4/15/35	99,792
	1,387,821	Government National Mortgage Association I, 4.5%, 3/15/38	1,448,550
	513,723	Government National Mortgage Association I, 4.5%, 1/15/40	543,541
	856,724	Government National Mortgage Association I, 4.5%, 6/15/40	906,111
	287,322	Government National Mortgage Association I, 4.5%, 9/15/40	302,554
	1,363,046	Government National Mortgage Association I, 4.5%, 11/15/40	1,442,193
	630,842	Government National Mortgage Association I, 4.5%, 6/15/41	663,560
	1,217,204	Government National Mortgage Association I, 4.5%, 6/15/41	1,280,124
	425,083	Government National Mortgage Association I, 4.5%, 7/15/41	447,268
	2,271,227	Government National Mortgage Association I, 4.5%, 8/15/41	2,379,819
	548	Government National Mortgage Association I, 5.0%, 10/15/18	552
	3,653	Government National Mortgage Association I, 5.0%, 10/15/18	3,681
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	39,315	Government National Mortgage Association I, 5.0%, 6/15/21	$40,525
	402,195	Government National Mortgage Association I, 5.0%, 9/15/33	428,466
	431,026	Government National Mortgage Association I, 5.125%, 10/15/38	458,952
	14,305	Government National Mortgage Association I, 5.5%, 8/15/19	14,377
	14,298	Government National Mortgage Association I, 5.5%, 9/15/19	14,334
	16,445	Government National Mortgage Association I, 5.5%, 9/15/19	16,489
	3,993	Government National Mortgage Association I, 5.5%, 10/15/19	4,025
	46,693	Government National Mortgage Association I, 5.5%, 10/15/19	47,062
	68,124	Government National Mortgage Association I, 5.5%, 7/15/33	75,118
	135,273	Government National Mortgage Association I, 5.5%, 1/15/34	147,741
	103,601	Government National Mortgage Association I, 5.5%, 4/15/34	112,963
	191,411	Government National Mortgage Association I, 5.5%, 7/15/34	209,150
	132,302	Government National Mortgage Association I, 5.5%, 10/15/34	144,345
	93,567	Government National Mortgage Association I, 5.5%, 1/15/35	102,209
	92,730	Government National Mortgage Association I, 5.5%, 2/15/35	99,956
	290,892	Government National Mortgage Association I, 5.5%, 2/15/35	317,774
	80,358	Government National Mortgage Association I, 5.5%, 6/15/35	87,739
	29,798	Government National Mortgage Association I, 5.5%, 12/15/35	32,102
	9	Government National Mortgage Association I, 5.5%, 2/15/37	10
	56,768	Government National Mortgage Association I, 5.5%, 3/15/37	61,290
	151,273	Government National Mortgage Association I, 5.5%, 3/15/37	162,986
	68,491	Government National Mortgage Association I, 5.75%, 10/15/38	74,860
	145,797	Government National Mortgage Association I, 5.75%, 10/15/38	158,287
	111,506	Government National Mortgage Association I, 6.0%, 8/15/32	123,207
	11,419	Government National Mortgage Association I, 6.0%, 1/15/33	12,483
	80,288	Government National Mortgage Association I, 6.0%, 1/15/33	88,614
	56,619	Government National Mortgage Association I, 6.0%, 2/15/33	62,528
	88,213	Government National Mortgage Association I, 6.0%, 2/15/33	98,706
	4,898	Government National Mortgage Association I, 6.0%, 3/15/33	5,354
	28,645	Government National Mortgage Association I, 6.0%, 3/15/33	31,695
	60,793	Government National Mortgage Association I, 6.0%, 3/15/33	68,176
	29,475	Government National Mortgage Association I, 6.0%, 5/15/33	32,221
	121,829	Government National Mortgage Association I, 6.0%, 5/15/33	135,163
	250,996	Government National Mortgage Association I, 6.0%, 5/15/33	274,377
	65,821	Government National Mortgage Association I, 6.0%, 6/15/33	72,760
	172,085	Government National Mortgage Association I, 6.0%, 6/15/33	194,581
	67,097	Government National Mortgage Association I, 6.0%, 7/15/33	73,978
	117,940	Government National Mortgage Association I, 6.0%, 7/15/33	131,136
	38,821	Government National Mortgage Association I, 6.0%, 9/15/33	42,523
	77,524	Government National Mortgage Association I, 6.0%, 9/15/33	84,745
	29,215	Government National Mortgage Association I, 6.0%, 10/15/33	31,936
	150,103	Government National Mortgage Association I, 6.0%, 11/15/33	164,085
	42,915	Government National Mortgage Association I, 6.0%, 1/15/34	47,407
	247,961	Government National Mortgage Association I, 6.0%, 10/15/37	274,202
	335,257	Government National Mortgage Association I, 6.0%, 7/15/38	366,588
	8,861	Government National Mortgage Association I, 6.5%, 1/15/29	9,772
	1,240	Government National Mortgage Association I, 6.5%, 5/15/29	1,382
	1,277	Government National Mortgage Association I, 6.5%, 10/15/31	1,408
	2,927	Government National Mortgage Association I, 6.5%, 10/15/31	3,228
	294	Government National Mortgage Association I, 6.5%, 12/15/31	328
	2,402	Government National Mortgage Association I, 6.5%, 2/15/32	2,724
	1,402	Government National Mortgage Association I, 6.5%, 3/15/32	1,594
	3,454	Government National Mortgage Association I, 6.5%, 5/15/32	3,809
	2,921	Government National Mortgage Association I, 6.5%, 6/15/32	3,221
	3,274	Government National Mortgage Association I, 6.5%, 6/15/32	3,611
	4,470	Government National Mortgage Association I, 6.5%, 7/15/32	4,930
	5,945	Government National Mortgage Association I, 6.5%, 7/15/32	6,556
	2,349	Government National Mortgage Association I, 6.5%, 8/15/32	2,590
	2,713	Government National Mortgage Association I, 6.5%, 8/15/32	2,992
	16,626	Government National Mortgage Association I, 6.5%, 8/15/32	18,335
	35,767	Government National Mortgage Association I, 6.5%, 9/15/32	39,443
	63,439	Government National Mortgage Association I, 6.5%, 9/15/32	69,959
	12,469	Government National Mortgage Association I, 6.5%, 10/15/32	13,751
	39,065	Government National Mortgage Association I, 6.5%, 11/15/32	44,395
	21,643	Government National Mortgage Association I, 6.5%, 7/15/35	23,867
	191	Government National Mortgage Association I, 7.0%, 5/15/29	204
	463	Government National Mortgage Association I, 7.0%, 5/15/29	509
	6,016	Government National Mortgage Association I, 7.0%, 8/15/29	6,074
	218	Government National Mortgage Association I, 7.0%, 5/15/31	218
	1,331,719	Government National Mortgage Association II, 3.5%, 3/20/45	1,338,210
	1,102,044	Government National Mortgage Association II, 3.5%, 4/20/45	1,107,808
	1,886,550	Government National Mortgage Association II, 3.5%, 4/20/45	1,896,489
	2,341,381	Government National Mortgage Association II, 3.5%, 4/20/45	2,353,944
	2,742,022	Government National Mortgage Association II, 3.5%, 3/20/46	2,760,573
	4,900,226	Government National Mortgage Association II, 4.0%, 10/20/44	5,061,037
	9,804,002	Government National Mortgage Association II, 4.0%, 10/20/46	10,090,869
	2,318,870	Government National Mortgage Association II, 4.0%, 2/20/48	2,391,878
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	2,323,970	Government National Mortgage Association II, 4.0%, 4/20/48	$2,396,959
	532,093	Government National Mortgage Association II, 4.5%, 12/20/34	558,144
	362,662	Government National Mortgage Association II, 4.5%, 1/20/35	379,624
	322,782	Government National Mortgage Association II, 4.5%, 3/20/35	338,306
	3,283,250	Government National Mortgage Association II, 4.5%, 9/20/41	3,454,128
	6,858,798	Government National Mortgage Association II, 4.5%, 9/20/44	7,044,736
	2,267,923	Government National Mortgage Association II, 4.5%, 10/20/44	2,388,989
	4,710,760	Government National Mortgage Association II, 4.5%, 11/20/44	4,961,618
	95,679	Government National Mortgage Association II, 5.5%, 3/20/34	104,487
	4,563	Government National Mortgage Association II, 5.5%, 10/20/37	4,839
	38,606	Government National Mortgage Association II, 6.0%, 5/20/32	42,574
	140,623	Government National Mortgage Association II, 6.0%, 10/20/33	155,343
	207	Government National Mortgage Association II, 6.5%, 1/20/28	230
	3,353	Government National Mortgage Association II, 7.0%, 1/20/29	3,802
	126,256,000	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	122,462,023
	24,728,444	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	24,728,636
	56,539,178	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	58,230,105
	42,410,000	U.S. Treasury Note, 2.5%, 5/31/20	42,390,120
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $1,287,360,487)	$1,269,254,527
	Shares		Value
		RIGHT/WARRANT - 0.0%† of Net Assets
		ENERGY - 0.0%†
		Coal & Consumable Fuels - 0.0%†
	365(n)	Contura Energy, Inc.	$12,319
		Total Energy	$12,319
		TOTAL RIGHT/WARRANT
		(Cost $234,627)	$12,319

Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%†
209,523^(o)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN –	– (q)	10/23/22	$–
209,523^(p)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN –	– (q)	10/23/22	–
						$–
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $0)					$–
	CURRENCY PUT OPTION PURCHASED - 0.0%†
119,700,000	Put EUR Call USD	Bank of America	EUR 1,705,038	EUR 1.15	5/27/19	$1,889,850

	TOTAL CURRENCY PUT OPTION PURCHASED
	(Premiums paid $1,705,038)					$1,889,850
	TOTAL OPTIONS PURCHASED
	(Premiums paid $1,705,038)					$1,889,850
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.6%
	(Cost $5,429,806,287)					$5,350,643,911
	CURRENCY CALL OPTION WRITTEN - 0.0%†
(119,700,000)	Put EUR Call USD	Bank of America	EUR 1,705,038	EUR 1.27	5/27/19	$(1,297,511)

	TOTAL CURRENCY CALL OPTION WRITTEN
	(Premiums received $(1,705,038))					$(1,297,511)
	OTHER ASSETS AND LIABILITIES - 1.4%					$77,922,274
	NET ASSETS - 100.0%					$5,427,268,674

BPS	Basis Point.
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30-35 Days.
CMT	Constant Maturity Treasury Index.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2018, the value of these securities amounted to $1,960,199,580, or 36.1% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At June 30, 2018, the value of these securities amounted to $76,314,323, or 1.4% of net assets.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2018.

+	Securities that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2018.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2018.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2018.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is in default.
(h)	Structured reinsurance investment. At June 30, 2018, the value of these securities amounted to $141,718,118 , or 2.6% of net assets.
(i)	Rate to be determined.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Consists of Revenue Bonds unless otherwise indicated.
(l)	Represents a General Obligation Bond.
(m)	This term loan will settle after June 30, 2018, at which time the interest rate will be determined.
(n)	Contura Energy, Inc. warrants are exercisable into 365 shares.
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 billion.
(p)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 billion.
(q)	Strike price is 1 Mexican Peso (MXN).

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
USD	928,620	EUR	(794,290)	Bank of New York, NY	7/31/18	$(92)
USD	11,591,203	NZD	(17,045,786)	Brown Brothers Harriman & Co.	7/31/18	52,683
EUR	24,923,422	USD	(28,978,378)	Citibank, N.A.	7/31/18	162,996
SEK	620,100,221	EUR	(59,414,562)	Citibank, N.A.	8/1/18	(139,687)
MXN	260,817,593	USD	(12,913,117)	Goldman Sachs International	9/28/18	31,648
SEK	238,442,825	EUR	(23,351,804)	Goldman Sachs International	8/1/18	(644,849)
SEK	601,484,226	USD	(68,645,343)	Goldman Sachs International	7/31/18	(1,396,792)
NOK	377,478,451	USD	(46,347,666)	JPMorgan Chase Bank, N.A.	7/31/18	(24,198)
USD	19,415,813	INR	(1,344,389,700)	JPMorgan Chase Bank, N.A.	9/28/18	(17,050)
USD	27,425,070	KRW	(30,411,660,410)	JPMorgan Chase Bank, N.A.	9/28/18	28,042
KRW	30,411,660,410	USD	(27,509,168)	Societe Generale	9/28/18	(112,140)
ARS	31,716,632	USD	(1,097,461)	State Street Bank & Trust	7/31/18	(34,561)
SEK	620,100,221	EUR	(60,205,659)	State Street Bank & Trust	7/2/18	(1,065,821)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(3,159,821)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1,192	U.S. 2-Year Note (CBT)	9/28/18	$252,777,412	$252,499,126	$(278,286)
2,160	U.S. 5-Year Note (CBT)	9/28/18	245,783,447	245,413,126	(370,321)
			$498,560,859	$497,912,252	$(648,607)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Net Unrealized Appreciation (Depreciation)
5,031	Euro-Bobl	9/6/18	$772,573,156	$775,860,452	$(3,287,296)
338	Euro-Bund	9/6/18	63,546,190	64,106,207	(560,017)
1,552	U.S. 10-Year Note (CBT)	9/19/18	186,651,431	186,531,000	120,431
1,959	U.S. 10-Year Ultra Bond	9/19/18	250,148,415	251,211,141	(1,062,726)
390	U.S. Long Bond (CBT)	9/19/18	56,472,241	56,550,000	(77,759)
293	U.S. Ultra Bond (CBT)	9/19/18	45,392,109	46,751,812	(1,359,703)
			$1,374,783,542	$1,381,010,612	$(6,227,070)
TOTAL FUTURES CONTRACTS			$(876,222,683)	$(883,098,360)	$(6,875,677)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(2)		Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
56,469,600	Markit CDX North America High Yield Index Series 28	Pay		5.00%	6/20/22	$(4,160,041)	$119,767	$(4,040,274)

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/ Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
2,795,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drilling, Inc.	Receive	1.00%	12/20/19	$(104,710)	$128,098	$23,388
10,480,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drilling, Inc.	Receive	1.00%	12/20/19	(382,004)	469,698	87,694
3,768,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(10,668)	84,416	73,748
5,257,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(17,357)	120,248	102,891
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(514,739)	$802,460	$287,721
TOTAL SWAP CONTRACTS						$(4,674,780)	$922,227	$(3,752,553)

(1)		The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)		Pays Quarterly.
(3)		Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
EGP	-	Egyptian Pound
EUR	-	Euro
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks
Capital Goods
Industrial Machinery	$–	$–	$1,858	$1,858
Energy
Coal & Consumable Fuels	1,236	24,816	--	26,052
Oil & Gas Exploration & Production	580,513	–	2,056,578	2,637,091
Retailing
Computer & Electronics Retail	–	–	219,750	219,750
All Other Common Stocks	14,643	–	--	14,643
Convertible Preferred Stocks	65,644,054	–	–	65,644,054
Preferred Stock
Real Estate
Diversified REIT	–	3,786,250	–	3,786,250
Asset Backed Securities	–	198,701,086	–	198,701,086
Collateralized Mortgage Obligations	–	1,004,581,184	–	1,004,581,184
Convertible Corporate Bonds	–	18,688,080	–	18,688,080
Corporate Bonds
Diversified Financials
Other Diversified Financial Services	–	10,411,739	7,393,397	17,805,136
Insurance
Reinsurance	–	74,650,793	143,381,648	218,032,441
All Other Corporate Bonds	–	1,966,829,726	–	1,966,829,726
Foreign Government Bonds	–	137,006,862	–	137,006,862
Municipal Bonds	–	108,818,514	–	108,818,514
Senior Secured Floating Rate Loan Interests	–	336,694,488	–	336,694,488
U.S. Government and Agency Obligations	–	1,269,254,527	–	1,269,254,527
Right/Warrant	12,319	--	–	12,319
Over The Counter (OTC) Call Options Purchased	–	– *	–	– *
Currency Put Option Purchased	–	1,889,850	–	1,889,850
Total Investments in Securities	$66,252,765	$5,131,337,915	$153,053,231	$5,350,643,911
Other Financial Instruments
Currency Call Option Written	$–	$(1,297,511)	$–	$(1,297,511)
Net unrealized depreciation on forward foreign currency contracts	–	(3,159,821)	–	(3,159,821)
Net unrealized depreciation on futures contracts	(6,875,677)	–	–	(6,875,677)
Swap contracts, at value	–	(3,752,553)	–	(3,752,553)
Total Other Financial Instruments	$(6,875,677)	$(8,209,885)	$–	$(15,085,562)

* Securities valued at $0.00

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Corporate Bonds	Total
Balance as of 9/30/2017	$2,278,188	$116,420,298	$118,698,486
Realized gain (loss)	–	(721,503)	(721,503)
Changed in unrealized appreciation (depreciation)	--	(5,396,414)	(5,396,414)
Accrued discounts/premiums	–	(224,432)	(224,432)
Purchases	–	113,245,555	113,245,555
Sales	–	(72,548,459)	(72,548,459)
Transfers in to Level 3*	–	--	--
Transfers out of Level 3*	(2)	–	(2)
Balance as of 6/30/18	$2,278,186	$150,775,045	$153,053,231

* Transfers are calculated on the beginning of period values. During the nine months ended June 30, 2018 an investment having a value of $2 was transferred out of Level 3 to Level 2, as there were observable inputs available to determine its value. A security valued at $9,490 transferred from Level 2 to Level 1 due to the use of observable inputs. There were no other transfers between Level 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2018: $1,911,397.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date August 28, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                     Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date August 28, 2018

* Print the name and title of each signing officer under his or her signature.